UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street

Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Janet L. McWilliams

Driehaus Capital Management LLC

25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES — 93.9%
FAR EAST — 55.2%
China — 23.9%
AAC Technologies Holdings, Inc.	1,414,180	$8,728,436
AIA Group, Ltd.	4,785,088	30,120,319
Alibaba Group Holding Ltd. — SP ADR**	205,069	17,069,944
Baidu, Inc. — SP ADR**	155,478	32,401,615
China Everbright International, Ltd.	8,596,001	14,391,994
China Medical System Holdings, Ltd.	9,152,255	14,071,947
China Merchants Bank Co., Ltd. — H	8,271,859	20,208,446
China Mobile, Ltd.	3,032,011	39,578,662
China Shipping Development Co., Ltd. — H	7,153,901	5,222,870
Galaxy Entertainment Group, Ltd.	1,472,529	6,704,839
Great Wall Motor Co., Ltd. — H	1,925,275	13,608,904
Hong Kong Exchanges & Clearing, Ltd.	1,509,316	36,989,938
Kweichow Moutai Co. Ltd. — A	394,818	12,479,601
Lenovo Group, Ltd.	11,586,677	16,918,239
PICC Property & Casualty Co. Ltd. — H	17,895,770	35,363,804
Ping An Insurance Group Co. — H	1,186,802	14,267,373
Sinopharm Group Co., Ltd. — H	5,263,222	21,486,972
TAL Education Group — ADR**	261,997	8,703,540
Tencent Holdings, Ltd.	1,178,063	22,367,948
Vipshop Holdings, Ltd. — ADR**	307,713	9,059,071
Zhengzhou Yutong Bus Co., Ltd. — A	3,858,206	18,464,574
Zhuzhou CSR Times Electric Co., Ltd. — H	3,496,168	22,954,080

		421,163,116

India — 12.3%
Adani Ports & Special Economic Zone, Ltd.	2,200,536	10,837,195
Asian Paints, Ltd.	486,738	6,310,046
Bharti Infratel, Ltd.	2,168,891	13,343,023
Colgate-Palmolive India, Ltd.	392,601	12,636,631
HDFC Bank, Ltd. — ADR	597,676	35,197,140
Hindustan Unilever, Ltd.	717,900	10,020,918
ICICI Bank, Ltd.	3,210,472	16,185,422
Larsen & Toubro, Ltd.	597,040	16,405,870
Lupin, Ltd.	618,737	19,856,928
Maruti Suzuki India, Ltd.	228,091	13,475,798
Motherson Sumi Systems, Ltd.	692,290	5,696,510
Strides Arcolab, Ltd.	586,002	11,057,313
Tata Consultancy Services, Ltd.	478,338	19,521,044
Tata Motors, Ltd. — SP ADR	581,456	26,200,407

		216,744,245

	Number of Shares	Value (Note A)
South Korea — 6.6%
Hyundai Development Co.	307,035	$15,774,478
LG Household & Health Care, Ltd.	21,291	16,139,286
LG Uplus Corp.	824,900	8,178,737
Samsung Electronics Co., Ltd.	18,743	24,344,191
Samsung Electronics Co., Ltd. — Pref.	37,527	37,342,654
Samsung Fire & Marine Insurance Co., Ltd.	59,248	14,285,312

		116,064,658

Taiwan — 6.0%
Eclat Textile Co., Ltd.	1,671,000	21,975,599
Fubon Financial Holding Co., Ltd.	10,032,000	18,018,485
Hermes Microvision, Inc.	57,000	3,288,111
Largan Precision Co., Ltd.	224,900	19,370,582
Pegatron Corp.	2,483,329	6,722,210
Taiwan Semiconductor Manufacturing Co., Ltd. — SP ADR	1,527,028	35,854,617

		105,229,604

Indonesia — 2.9%
PT Bank Rakyat Indonesia Persero Tbk	30,590,946	31,058,876
PT Telekomunikasi Indonesia Persero Tbk	89,593,337	19,803,040

		50,861,916

Philippines — 2.3%
GT Capital Holdings, Inc.	204,778	6,129,597
SM Prime Holdings, Inc.	29,036,052	12,978,530
Universal Robina Corp.	4,256,818	21,522,167

		40,630,294

Thailand — 0.7%
Siam Cement PCL — NVDR	713,310	11,223,562
Malaysia — 0.5%
IHH Healthcare BHD**	5,407,580	8,775,363

Total FAR EAST		970,692,758

EUROPE — 10.9%
Turkey — 2.1%
TAV Havalimanlari Holding AS	2,272,458	19,018,397
Turkiye Garanti Bankasi AS	5,310,221	17,429,319

		36,447,716

Russia — 2.1%
Magnit — SP GDR	255,529	13,044,755
Mail.ru Group, Ltd. — GDR**	701,149	13,931,831
Mobile Telesystems — SP ADR	912,192	9,213,139

		36,189,725

France — 1.4%
Hermes International	67,556	23,854,745
Belgium — 1.2%
Anheuser-Busch InBev NV	167,316	20,473,281
Austria — 1.0%
Erste Group Bank AG	737,263	18,181,466

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Number of Shares	Value (Note A)
United Kingdom — 0.8%
Randgold Resources, Ltd. — ADR	204,095	$14,137,661
Germany — 0.7%
Novo Nordisk AS — SP ADR	241,968	12,918,672
Portugal — 0.5%
Jeronimo Martins SGPS SA	753,018	9,473,249
Switzerland — 0.5%
OC Oerlikon Corp. AG	748,765	8,706,570
Romania — 0.3%
Fondul Proprietatea SA	26,975,839	5,675,561
Greece — 0.3%
OPAP SA	596,059	5,595,143

Total EUROPE		191,653,789

NORTH AMERICA — 10.5%
Mexico — 6.0%
Alsea SAB de CV**	3,468,427	10,155,043
Fomento Economico Mexicano SAB de CV — SP ADR**	319,155	29,840,993
Grupo Financiero Banorte SAB de CV — O	4,941,472	28,650,722
Grupo Financiero Inbursa SAB de CV	4,344,047	10,947,334
Grupo Mexico SAB de CV	5,783,400	17,054,272
Infraestructura Energetica Nova SAB de CV	1,699,880	9,284,230

		105,932,594

United States — 4.5%
Cognizant Technology Solutions Corp. — A**	481,776	30,058,005
EPAM Systems Inc.**	155,567	9,534,701
Facebook, Inc. — A**	303,070	24,916,900
Schlumberger, Ltd.	170,906	14,260,396

		78,770,002

Total NORTH AMERICA		184,702,596

AFRICA — 9.2%
South Africa — 8.2%
Aspen Pharmacare Holdings, Ltd.	231,965	7,343,933
FirstRand, Ltd.	4,385,995	20,192,428
MTN Group, Ltd.	925,601	15,644,176
Naspers, Ltd. — N	252,633	38,949,931
Sasol, Ltd.	533,384	18,125,557
Steinhoff International Holdings, Ltd.	2,652,105	16,624,581
Tiger Brands, Ltd.	138,308	3,482,388
Woolworths Holdings, Ltd.	3,278,649	23,287,626

		143,650,620

Egypt — 1.0%
Commercial International Bank Egypt SAE	2,463,432	18,173,746

Total AFRICA		161,824,366

SOUTH AMERICA — 6.8%
Brazil — 4.7%
BM&F Bovespa SA	3,297,681	11,500,114
Itau Unibanco Holding SA — PREF ADR	3,104,386	34,334,509
Multiplan Empreendimentos Imobiliarios SA	1,023,445	18,012,222
Raia Drogasil SA	1,289,451	11,534,780

	Number of Shares	Value (Note A)
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	487,125	$6,839,332

		82,220,957

Chile — 0.9%
Banco Santander Chile — ADR	763,539	16,553,526
Peru — 0.7%
Credicorp, Ltd.	87,523	12,308,359
Argentina — 0.5%
Banco Macro SA — ADR	159,721	9,136,041

Total SOUTH AMERICA		120,218,883

MIDDLE EAST — 1.3%
United Arab Emirates — 1.3%
DP World Ltd	427,593	9,236,009
Emaar Malls Group PJSC**	16,182,167	12,865,019

		22,101,028

Total MIDDLE EAST		22,101,028

Total EQUITY SECURITIES (Cost $1,507,569,867)		1,651,193,420

EQUITY CERTIFICATES — 0.5%
MIDDLE EAST — 0.5%
Saudi Arabia — 0.5%
Samba Financial Group†	1,331,129	9,109,350

Total MIDDLE EAST		9,109,350

Total EQUITY CERTIFICATES (Cost $9,476,875)		9,109,350

RIGHTS— 0.0%
FAR EAST — 0.0%
Philippines — 0.0%
GT Capital Holdings, Inc. — Rights Expire April 8, 2015	204,778	—

Total FAR EAST		—

Total RIGHTS (Cost $0)		—

TOTAL INVESTMENTS (COST $1,517,046,742)	94.4%	$1,660,302,770
Other Assets In Excess Of Liabilities	5.6%	99,413,980

Net Assets	100.0%	$1,759,716,750

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$1,525,922,069

Gross Appreciation	$173,310,767
Gross Depreciation	(38,930,066)

Net Appreciation	$134,380,701

**	Non-income producing security
†	Restricted security—Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2015, the value of these restricted securities amounted to $9,109,350 or 0.5% of net assets.

Driehaus Emerging Markets Growth Fund

Schedule of Investments

March 31, 2015 (unaudited)

Additional information on each restricted security is as follows:

Security	Counter- party	Acquisition Date(s)	Acquisition Cost
Samba Financial Group	HSBC	09/18/14 to 12/30/14	$9,476,875

ADR	— American Depository Receipt
GDR	— Global Depository Receipt
HSBC	— Hong Kong Shanghai Banking Corporation
NVDR	— Non-Voting Depository Receipt
PREF ADR	— Preferred American Depository Receipt
SP ADR	— Sponsored American Depository Receipt
SP GDR	— Sponsored Global Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES— 88.6%
FAR EAST — 72.2%
China — 20.0%
Beijing Capital International Airport Co., Ltd. — H	6,334,000	$6,176,603
China Distance Education Holdings, Ltd. — ADR	165,114	2,767,311
China Medical System Holdings, Ltd.	2,606,372	4,007,398
China Shipping Development Co., Ltd. — H	7,040,912	5,140,379
China Singyes Solar Technologies Holdings, Ltd.	4,029,017	5,508,772
CIMC Enric Holdings, Ltd.	3,694,000	3,602,206
CT Environmental Group, Ltd.	13,235,512	14,272,395
Haitian International Holdings, Ltd.	1,788,000	4,105,228
Haitong International Securities Group, Ltd.	4,386,000	3,038,035
Henan Pinggao Electric Co., Ltd. — A	2,607,278	8,713,917
Hilong Holding, Ltd.	7,399,000	1,794,241
NARI Technology Development Co., Ltd. — A	1,273,772	4,261,248
PAX Global Technology, Ltd.**	2,984,037	3,121,583
Sunac China Holdings, Ltd.	9,273,000	8,049,801
Sunny Optical Technology Group Co., Ltd.	2,327,811	4,233,667
TAL Education Group — ADR**	175,853	5,841,837
Vipshop Holdings, Ltd. — ADR**	151,526	4,460,925
Wasion Group Holdings, Ltd.	3,088,000	3,736,199
Xinjiang Goldwind Science & Technology Co., Ltd. — H	4,511,800	8,485,104
Xinyi Glass Holdings, Ltd.	4,882,000	3,016,360
Zhuzhou CSR Times Electric Co., Ltd. — H	1,797,930	11,804,304

		116,137,513

India — 17.0%
Arvind, Ltd.	931,126	3,893,749
Bank of Baroda	920,000	2,482,980
BEML, Ltd.	153,033	2,682,548
Berger Paints India, Ltd.	476,150	1,587,515
Bharat Electronics, Ltd.	86,960	4,655,699
Castrol India, Ltd.	202,852	1,535,298
Colgate-Palmolive India, Ltd.	88,807	2,858,427
Credit Analysis & Research, Ltd.	244,669	5,784,480
Eicher Motors, Ltd.	7,387	1,877,775
Gujarat Pipavav Port, Ltd.**	981,309	3,795,479
Indiabulls Housing Finance, Ltd.	373,334	3,328,202
IDFC, Ltd.	2,088,754	5,572,236
Kaveri Seed Co., Ltd.	195,789	3,081,159

	Number of Shares	Value (Note A)
Kitex Garments Ltd.	188,339	$1,609,336
LIC Housing Finance, Ltd.	465,693	3,256,363
Marico Kaya Enterprises, Ltd.**	70,937	1,728,219
Marico, Ltd.	498,624	3,073,512
Max India, Ltd.	828,243	5,707,457
NCC, Ltd.	800,000	1,432,378
Prestige Estates Projects, Ltd.	1,586,385	6,799,924
Sadbhav Engineering, Ltd.	153,100	814,780
Sintex Industries, Ltd.	1,324,327	2,554,220
SKS Microfinance, Ltd.**	1,757,594	12,861,523
Strides Arcolab, Ltd.	503,551	9,501,539
Texmaco Rail & Engineering, Ltd.	1,132,203	2,702,904
WABCO India, Ltd.	19,688	1,796,628
Wonderla Holidays, Ltd.	23,280	97,203
Zee Learn, Ltd.**	2,843,113	1,662,765

		98,734,298

South Korea — 9.8%
Amicogen, Inc.	52,863	2,734,991
CJ CGV Co., Ltd.	101,340	6,183,891
Cosmax, Inc.	58,940	7,251,620
Eo Technics Co., Ltd.	48,249	5,562,258
Hansae Co., Ltd.	55,000	2,072,198
Hanssem Co., Ltd.	18,126	3,014,329
Hyundai Development Co.	184,892	9,499,161
Kolao Holdings	169,161	2,607,286
Korea Aerospace Industries, Ltd.	83,520	4,245,823
Medy-Tox, Inc.	9,628	2,852,516
Paradise Co., Ltd.	286,333	6,258,574
Spigen Korea Co., Ltd.	23,149	2,528,874
Wonik IPS Co., Ltd.**	230,401	2,305,152

		57,116,673

Taiwan — 9.2%
Chailease Holding Co., Ltd.	1,157,000	2,884,180
Chroma ATE, Inc.	777,000	1,929,463
Cub Elecparts, Inc.	502,000	5,775,647
E.Sun Financial Holding Co., Ltd.	1,387,000	848,867
eMemory Technology, Inc.	259,000	2,818,456
Ennoconn Corp.	220,000	2,000,320
Hermes Microvision, Inc.	145,000	8,364,493
Hota Industrial Manufacturing Co., Ltd.	1,434,000	2,850,585
Makalot Industrial Co., Ltd.	596,000	4,285,714
Merida Industry Co., Ltd.	371,000	2,916,778
PChome Online, Inc.	442,623	5,757,353
Poya International Co., Ltd.	139,000	1,323,809
Tung Thih Electronic Co., Ltd.	1,385,000	5,621,445
Voltronic Power Technology Corp.	305,000	3,026,606
Zhen Ding Technology Holding, Ltd.	888,000	2,894,727

		53,298,443

Philippines — 4.8%
D&L Industries, Inc.	6,058,000	2,717,291
GT Capital Holdings, Inc.	202,635	6,065,450
Megaworld Corp.	45,424,415	5,517,999
Security Bank Corp.	1,559,710	6,001,569
Vista Land & Lifescapes, Inc.	38,640,268	7,425,501

		27,727,810

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Number of Shares	Value (Note A)
Thailand — 4.5%
Asia Aviation PCL — NVDR**	25,551,700	$3,926,198
Bumrungrad Hospital PCL — NVDR	566,000	2,643,884
Carabao Group PCL — NVDR	3,742,100	4,370,000
Chularat Hospital PCL — NVDR	4,344,500	2,616,847
Forth Smart Service PCL — NVDR	11,738,200	3,895,899
Krungthai Card PCL — NVDR	949,900	2,824,303
Land & Houses PCL — NVDR	11,472,800	3,437,609
Srisawad Power 1979 PCL — NVDR	1,810,000	2,169,330

		25,884,070

Indonesia — 3.6%
PT Jasa Marga Persero Tbk	8,852,200	4,874,634
PT Matahari Department Store Tbk	3,059,272	4,609,381
PT Matahari Putra Prima Tbk	9,607,400	2,909,775
PT Pakuwon Jati Tbk	143,151,500	5,638,472
PT Surya Citra Media Tbk	10,759,800	2,793,845

		20,826,107

Malaysia — 2.1%
Berjaya Auto BHD	6,886,800	7,029,055
My EG Services BHD	6,505,300	4,900,712

		11,929,767

Vietnam — 0.5%
Hatien 1 Cement JSC**	1,369,220	1,314,909
Kinh Bac City Development Share Holding Corp.**	2,473,490	1,836,040

		3,150,949

Cambodia — 0.4%
NagaCorp, Ltd.	3,454,000	2,298,909
Singapore — 0.3%
First Real Estate Investment Trust — REIT	1,844,000	1,881,153

Total FAR EAST		418,985,692

EUROPE — 6.3%
Turkey — 2.7%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,214,445	5,747,802
Emlak Konut Gayrimenkul
Yatirim Ortakligi AS — REIT	4,395,441	4,989,342
TAV Havalimanlari Holding AS	364,093	3,047,126
Ulker Biskuvi Sanayi AS	237,891	1,784,972

		15,569,242

Russia — 2.6%
Lenta, Ltd. — GDR**	225,000	1,732,500
Mail.ru Group, Ltd. — GDR**	656,261	13,039,906

		14,772,406

	Number of Shares	Value (Note A)
Poland — 1.0%
Eurocash SA	402,306	$3,475,788
TVN SA**	549,358	2,486,209

		5,961,997

Total EUROPE		36,303,645

SOUTH AMERICA — 3.6%
Brazil — 3.2%
Fleury SA	632,000	3,059,454
Iguatemi Empresa de Shopping Centers SA	1,464,700	12,923,486
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	193,350	2,714,673

		18,697,613

Argentina — 0.4%
Banco Macro SA — ADR	42,915	2,454,738

Total SOUTH AMERICA		21,152,351

NORTH AMERICA — 3.4%
Mexico — 1.6%
Corp Inmobiliaria Vesta SAB de CV	2,095,800	3,874,623
Grupo Aeroportuario del Centro Norte SAB de CV — ADR	82,766	3,219,597
PLA Administradora Industrial S de RL de CV — REIT	1,156,000	2,341,784

		9,436,004

United States — 1.2%
EPAM Systems, Inc.**	47,762	2,927,333
Nexteer Automotive Group, Ltd.	4,139,000	4,169,618

		7,096,951

Canada — 0.6%
SEMAFO, Inc.**	1,015,107	3,061,631

Total NORTH AMERICA		19,594,586

AFRICA — 2.6%
South Africa — 1.5%
AVI, Ltd.	767,465	5,223,368
Clicks Group, Ltd.	520,664	3,925,263

		9,148,631

Kenya — 0.8%
Safaricom, Ltd.	24,688,300	4,555,579
Nigeria — 0.3%
Zenith Bank PLC	15,741,919	1,659,209

Total AFRICA		15,363,419

MIDDLE EAST — 0.5%
Pakistan — 0.5%
Fauji Fertilizer Co., Ltd.	2,192,300	2,865,291

Total MIDDLE EAST		2,865,291

Total EQUITY SECURITIES (Cost $464,147,274)		514,264,984

Driehaus Emerging Markets Small Cap Growth Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY CERTIFICATES— 6.9%
FAR EAST — 3.8%
India — 3.8%
Eicher Motors, Ltd.†	11,565	$2,939,822
SKS Microfinance, Ltd.**†	2,117,956	15,498,539
Symphony, Ltd.†	49,637	2,057,380
Va Tech Wabag, Ltd.†	127,248	1,666,615

		22,162,356

Total FAR EAST		22,162,356

MIDDLE EAST — 3.1%
Saudi Arabia — 3.1%
Al Khleej Training and Education Co.†	165,570	2,714,993
Al Tayyar Travel Group†	102,416	2,754,865
Bupa Arabia for Cooperative Insurance Co.†	61,359	2,979,046
Dallah Healthcare Holding Co.†	156,668	5,054,925
Saudi Airlines Catering Co.†	95,952	4,382,825

		17,886,654

Total MIDDLE EAST		17,886,654

Total EQUITY CERTIFICATES (Cost $27,655,901)		40,049,010

RIGHTS— 0.0%
FAR EAST — 0.0%
Philippines — 0.0%
GT Capital Holdings, Inc. — Rights Expire April 8, 2015	202,635	—

		—

Total FAR EAST		—

Total RIGHTS (Cost $0)		—

PURCHASED PUT OPTIONS— 0.4%
WisdomTree India Earnings Fund, Exercise Price $23.00, Expiration Date April, 2015**	15,000	712,500
iShares MSCI Emerging Markets Index Fund, Exercise Price $40.00, Expiration Date April, 2015**	35,000	1,960,000

Total PURCHASED PUT OPTIONS (Premiums paid $2,789,732)		2,672,500

TOTAL INVESTMENTS (COST $494,592,907)	95.9%	$556,986,494
Other Assets In Excess Of Liabilities	4.1%	23,600,891

Net Assets	100.0%	$580,587,385

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$496,133,378

Gross Appreciation	$71,708,805
Gross Depreciation	(10,855,689)

Net Appreciation	$60,853,116

**	Non-income producing security
†	Restricted security—Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2015, the value of these restricted securities amounted to $40,049,010 or 6.9% of net assets.

Additional information on each restricted security is as follows:

	Counter-	Acquisition	Acquisition
Security	party	Date(s)	Cost
Al Khleej Training and Education Co.	CSFB	02/24/14 to 02/02/15	$2,514,698
Al Tayyar Travel Group	MLCO	07/11/13 to 10/02/13	$1,370,158
Bupa Arabia for Cooperative Insurance Co.	HSBC	07/23/14 to 08/04/14	$1,745,193
Dallah Healthcare Holding Co.	HSBC	12/04/14 to 02/04/15	$5,771,920
Eicher Motors, Ltd.	MLCO	04/29/13 to 08/13/14	$629,184
Saudi Airlines Catering Co.	MSCO	03/20/14 to 02/05/15	$4,584,039
SKS Microfinance, Ltd.	MLCO & MSCO	11/05/13 to 09/03/14	$8,668,647
Symphony, Ltd.	MSCO	07/02/14	$889,674
Va Tech Wabag, Ltd.	MSCO	07/02/14 to 08/12/14	$1,482,388

ADR	— American Depository Receipt
CSFB	— CS First Boston
GDR	— Global Depository Receipt
HSBC	— Hong Kong Shanghai Banking Corporation
MLCO	— Merrill Lynch & Co., Inc.
MSCO	— Morgan Stanley
NVDR	— Non-Voting Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

Driehaus International Small Cap Growth Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES— 96.0%
EUROPE — 48.9%
United Kingdom — 14.1%
Ashtead Group PLC	188,520	$3,031,399
Auto Trader Group PLC**	391,275	1,461,194
Betfair Group PLC	119,236	3,953,132
Big Yellow Group PLC	155,233	1,491,009
BTG PLC**	229,852	2,437,871
Domino’s Pizza Group PLC	320,611	3,688,218
Greggs PLC	103,099	1,563,010
Halma PLC	400,956	4,154,507
Howden Joinery Group PLC	910,816	5,993,473
Inchcape PLC	416,026	4,906,185
Just Eat PLC**	360,788	2,333,431
Provident Financial PLC	115,373	4,608,896
Rightmove PLC	20,963	931,958
St. Modwen Properties PLC	231,679	1,527,275
Ted Baker PLC	51,417	1,906,791

		43,988,349

Germany — 11.3%
Aareal Bank AG	90,223	3,812,082
Aurelius AG	107,670	4,515,097
Deutsche Annington Immobilien SE	37,730	1,273,867
Deutsche Wohnen AG	126,212	3,235,301
Dialog Semiconductor PLC**	74,085	3,350,880
Drillisch AG	86,154	3,383,556
Krones AG	23,497	2,448,941
KUKA AG	15,982	1,232,478
LEG Immobilien AG	40,419	3,210,416
Stroeer Media SE	133,988	4,593,673
Wirecard AG	80,414	3,403,255
Zalando SE**	32,417	810,756

		35,270,302

Italy — 6.1%
Banca Popolare di Milano Scarl	3,981,389	4,047,659
Brembo SpA	138,327	5,654,924
Industria Macchine Automatiche SpA	67,068	3,165,830
Moncler SpA	139,235	2,337,002
Unione di Banche Italiane ScpA	477,513	3,740,438

		18,945,853

Switzerland — 5.5%
Forbo Holding AG	4,027	4,802,730
Helvetia Holding AG	5,005	2,696,149
Leonteq AG	9,693	3,316,446
U-Blox AG	36,654	6,411,998

		17,227,323

Ireland — 3.8%
Glanbia PLC	129,229	2,399,022
Greencore Group PLC	1,332,705	6,373,609
Kingspan Group PLC	166,890	3,164,561

		11,937,192

France — 2.1%
Ingenico Group	30,303	3,333,258
Teleperformance	44,113	3,026,656

		6,359,914

	Number of Shares	Value (Note A)
Sweden — 1.7%
Husqvarna AB — B	309,119	$2,243,335
Inwido AB	293,935	3,054,659

		5,297,994

Finland — 1.5%
Outokumpu OYJ**	560,746	4,464,769
Denmark — 1.3%
Genmab AS**	22,805	1,716,451
William Demant Holding AS**	28,414	2,412,592

		4,129,043

Netherlands — 1.0%
Euronext NV	36,593	1,550,251
TomTom NV**	202,781	1,558,110

		3,108,361

Norway — 0.5%
Marine Harvest ASA	135,449	1,556,141

Total EUROPE		152,285,241

FAR EAST — 35.5%
Japan — 26.4%
Alps Electric Co., Ltd.	189,114	4,577,462
CyberAgent, Inc.	61,000	3,504,315
Dip Corp.	61,658	4,015,083
Disco Corp.	45,400	4,648,451
Hamamatsu Photonics KK	82,200	2,491,324
Haseko Corp.	549,100	5,365,783
Hitachi High-Technologies Corp.	101,553	3,103,279
Hoshizaki Electric Co., Ltd.	73,060	4,769,749
Kanamoto Co., Ltd.	90,595	2,613,572
LIXIL Group Corp.	66,637	1,581,819
M3, Inc.	76,513	1,627,420
Mabuchi Motor Co., Ltd.	61,446	3,263,526
Minebea Co., Ltd.	248,392	3,930,863
MISUMI Group, Inc.	89,855	3,633,608
Nifco, Inc.	110,226	3,809,453
Nihon M&A Center, Inc.	100,806	3,488,097
Nippon Shinyaku Co., Ltd.	89,000	3,246,550
Sanwa Holdings Corp.	306,846	2,282,125
Shimizu Corp.	377,250	2,557,254
Suruga Bank, Ltd.	48,282	1,004,407
Takasago Thermal Engineering Co., Ltd.	18,129	226,735
Technopro Holdings, Inc.	155,000	3,683,245
Tokyo Seimitsu Co., Ltd.	132,084	3,032,971
Topcon Corp.	158,577	3,897,820
Tsuruha Holdings, Inc.	34,200	2,623,421
Zenkoku Hosho Co., Ltd.	84,326	3,167,454

		82,145,786

Australia — 2.2%
Domino’s Pizza Enterprises, Ltd.	185,255	5,244,663
Greencross, Ltd.	228,471	1,390,378

		6,635,041

China — 2.1%
CT Environmental Group, Ltd.	3,766,730	4,061,819
Zhuzhou CSR Times Electric Co., Ltd. — H	390,000	2,560,544

		6,622,363

Taiwan — 1.9%
Eclat Textile Co., Ltd.	184,000	2,419,815
Makalot Industrial Co., Ltd.	492,000	3,537,872

		5,957,687

Driehaus International Small Cap Growth Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Number of Shares	Value (Note A)
Philippines — 1.6%
GT Capital Holdings, Inc.	81,710	$2,445,816
Megaworld Corp.	20,898,827	2,538,716

		4,984,532

Indonesia — 0.7%
PT Matahari Department Store Tbk	1,505,191	2,267,859
South Korea — 0.6%
Cosmax, Inc.	15,827	1,947,258

Total FAR EAST		110,560,526

NORTH AMERICA — 9.7%
Canada — 8.4%
Bellatrix Exploration, Ltd.**	444,039	1,079,815
CCL Industries, Inc. — B	36,604	4,118,329
Concordia Healthcare Corp.	45,790	3,078,095
Dollarama, Inc.	27,011	1,509,912
Element Financial Corp.**	308,624	4,171,681
FirstService Corp.	57,313	3,709,247
Linamar Corp.	51,644	3,184,146
Progressive Waste Solutions, Ltd.	182,564	5,359,227

		26,210,452

Mexico — 0.8%
Alsea SAB de CV**	808,603	2,367,470
United States — 0.5%
Nexteer Automotive Group, Ltd.	1,557,000	1,568,518

Total NORTH AMERICA		30,146,440

AFRICA — 1.9%
South Africa — 1.9%
Clicks Group, Ltd.	420,504	3,170,161
Woolworths Holdings, Ltd.	409,322	2,907,337

		6,077,498

Total AFRICA		6,077,498

Total EQUITY SECURITIES (Cost $264,186,720)		299,069,705

	Number of Shares	Value (Note A)
RIGHTS — 0.0%
FAR EAST — 0.0%
Philippines — 0.0%
GT Capital Holdings, Inc — Rights Expire April 8, 2015	81,710	—

Total RIGHTS (Cost $0)		—

TOTAL INVESTMENTS (COST $264,186,720)	96.0%	$299,069,705
Other Assets In Excess Of Liabilities	4.0%	12,302,141

Net Assets	100.0%	$311,371,846

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$265,986,247

Gross Appreciation	$37,068,826
Gross Depreciation	(3,985,368)

Net Appreciation	$33,083,458

**	Non-income producing security

See accompanying Notes to Schedule of Investments.

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Number of Shares	Value (Note A)
EQUITY SECURITIES— 99.3%
HEALTH CARE — 38.5%
Biotechnology — 16.8%
Acceleron Pharma, Inc.**	16,330	$621,520
Alder Biopharmaceuticals, Inc.**	27,830	803,174
AMAG Pharmaceuticals, Inc.**	13,323	728,235
Aquinox Pharmaceuticals, Inc.**	36,121	309,918
Auspex Pharmaceuticals, Inc.**	14,520	1,455,920
Avalanche Biotechnologies, Inc.**	11,374	460,874
Bluebird Bio, Inc.**	15,011	1,812,878
Dynavax Technologies Corp.	92,827	2,082,110
Five Prime Therapeutics, Inc.**	49,117	1,122,323
Heron Therapeutics, Inc.**	44,127	642,048
Loxo Oncology, Inc.**	40,489	504,088
MacroGenics, Inc.**	49,810	1,562,540
Mirati Therapeutics, Inc.**	26,734	783,841
Momenta Pharmaceuticals, Inc.**	61,855	940,196
Raptor Pharmaceutical Corp.**	77,115	838,240
Receptos, Inc.**	9,686	1,597,125
Regulus Therapeutics, Inc.**	34,181	579,026
Repligen Corp.**	56,580	1,717,769
Sage Therapeutics, Inc.**	18,475	927,999
Sunesis Pharmaceuticals, Inc.**	187,153	458,525
Xencor, Inc.**	43,099	660,277

		20,608,626

Health Care Equipment & Supplies — 8.3%
AtriCure, Inc.**	83,454	1,709,972
Avinger, Inc.**	47,781	529,891
Cardiovascular Systems, Inc.**	17,123	668,482
K2M Group Holdings, Inc.**	54,091	1,192,707
LDR Holding Corp.**	36,739	1,346,117
The Spectranetics Corp.**	69,574	2,418,392
Vascular Solutions, Inc.**	22,209	673,377
Zeltiq Aesthetics, Inc.**	51,837	1,598,135

		10,137,073

Pharmaceuticals — 8.1%
Aerie Pharmaceuticals, Inc.**	29,332	919,265
ANI Pharmaceuticals, Inc.**	12,249	766,175
Aratana Therapeutics, Inc.**	31,082	497,623
Cempra, Inc.**	29,555	1,014,032
Depomed, Inc.**	47,711	1,069,203
Egalet Corp.**	35,442	458,265
Flamel Technologies SA — SP ADR**	33,876	609,090
Foamix Pharmaceuticals, Ltd.**	96,091	888,842
Pernix Therapeutics Holdings, Inc.**	85,233	911,141
Relypsa, Inc.**	18,261	658,674

	Number of Shares	Value (Note A)
Sucampo Pharmaceuticals, Inc. — A**	41,662	$648,261
Tetraphase Pharmaceuticals, Inc.**	21,355	782,447
XenoPort, Inc.**	88,221	628,134

		9,851,152

Health Care Providers & Services — 4.2%
AAC Holdings, Inc.**	41,801	1,278,275
AMN Healthcare Services, Inc.**	94,530	2,180,807
Cross Country Healthcare, Inc.**	146,255	1,734,584

		5,193,666

Life Sciences Tools & Services — 1.1%
NeoGenomics, Inc.**	297,897	1,391,179

Total HEALTH CARE		47,181,696

INFORMATION TECHNOLOGY — 19.5%
Software — 10.4%
Callidus Software, Inc.**	104,265	1,322,080
Ellie Mae, Inc.**	45,547	2,519,205
ePlus, Inc.**	11,552	1,004,215
Globant SA**	86,581	1,823,396
Paycom Software, Inc.**	62,466	2,002,660
Proofpoint, Inc.**	37,354	2,212,104
Qualys, Inc.**	28,942	1,345,224
Yodlee, Inc.**	35,675	480,186

		12,709,070

Semiconductors & Semiconductor Equipment — 5.1%
Ambarella, Inc.**	26,989	2,043,337
Nova Measuring Instruments, Ltd.**	39,179	451,342
Silicon Motion Technology Corp. — ADR	47,011	1,263,656
Tower Semiconductor, Ltd.**	149,433	2,537,372

		6,295,707

Internet Software & Services — 2.6%
Q2 Holdings, Inc.**	56,145	1,186,905
QuinStreet, Inc.**	105,534	627,927
Stamps.com, Inc.**	11,497	773,633
Tucows, Inc. — A**	29,843	567,017

		3,155,482

Computers & Peripherals — 1.1%
Super Micro Computer, Inc.**	40,305	1,338,529
Information Technology Services — 0.3%
Virtusa Corp.**	10,250	424,145

Total INFORMATION TECHNOLOGY		23,922,933

CONSUMER DISCRETIONARY — 17.0%
Hotels, Restaurants & Leisure — 6.0%
Dave & Buster’s Entertainment, Inc.**	38,650	1,177,279
Denny’s Corp.**	83,193	948,400
El Pollo Loco Holdings, Inc.**	22,771	583,165
Fiesta Restaurant Group, Inc.**	20,157	1,229,577
Good Times Restaurants, Inc.**	84,630	608,490
Kona Grill, Inc.**	27,667	786,296
Levy Acquisition Corp.**	44,319	582,795

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Number of Shares	Value (Note A)
Popeyes Louisiana Kitchen, Inc.**	10,649	$637,023
Rave Restaurant Group, Inc.**	54,141	755,808

		7,308,833

Specialty Retail — 4.6%
Boot Barn Holdings, Inc.**	27,839	665,909
Build-A-Bear Workshop, Inc.**	55,346	1,087,549
Citi Trends, Inc.**	39,279	1,060,533
Kirkland’s, Inc.**	42,446	1,008,093
MarineMax, Inc.**	69,408	1,840,006

		5,662,090

Household Durables — 2.1%
Bassett Furniture Industries, Inc.	22,468	640,787
Installed Building Products, Inc.**	36,538	795,067
Skullcandy, Inc.**	102,470	1,157,911

		2,593,765

Leisure Equipment & Products — 1.2%
Nautilus, Inc.**	54,172	827,206
Smith & Wesson Holding Corp.**	48,828	621,580

		1,448,786

Textiles, Apparel & Luxury Goods — 1.1%
Culp, Inc.	22,496	601,768
Sequential Brands Group, Inc.**	24,784	265,189
Superior Uniform Group, Inc.	25,452	482,824

		1,349,781

Diversified Consumer Services — 1.0%
2U, Inc.**	25,764	659,043
Chegg, Inc.**	71,667	569,753

		1,228,796

Internet & Catalog Retail — 0.6%
EVINE Live, Inc.**	110,031	738,308
Media — 0.4%
Rentrak Corp.**	9,951	552,878

Total CONSUMER DISCRETIONARY		20,883,237

INDUSTRIALS — 11.3%
Building Products — 2.7%
American Woodmark Corp.**	14,063	769,668
Patrick Industries, Inc.**	19,460	1,211,774
PGT, Inc.**	120,218	1,343,436

		3,324,878

Construction & Engineering — 1.5%
Comfort Systems USA, Inc.	43,390	912,926
MYR Group, Inc.**	30,506	956,058

		1,868,984

Professional Services — 1.5%
Paylocity Holding Corp.**	64,282	1,841,036
Airlines — 1.5%
Controladora Vuela Cia De Aviacion SAB de CV — ADR**	69,334	772,381
Hawaiian Holdings, Inc.**	45,986	1,012,842

		1,785,223

	Number of Shares	Value (Note A)
Commercial Services & Supplies — 1.2%
ARC Document Solutions, Inc.**	52,729	$486,689
Multi-Color Corp.	13,848	960,082

		1,446,771

Aerospace & Defense — 1.0%
TASER International, Inc.**	50,614	1,220,304
Transportation Infrastructure — 0.7%
Aegean Marine Petroleum Network, Inc.	57,273	823,013
Machinery — 0.6%
Alamo Group, Inc.	11,632	734,328
Road & Rail — 0.5%
Covenant Transportation Group, Inc. — A**	19,587	649,505
Trading Companies & Distributors — 0.1%
Stock Building Supply Holdings, Inc.**	6,754	121,977

Total INDUSTRIALS		13,816,019

FINANCIALS — 4.9%
Thrifts & Mortgage Finance — 2.2%
LendingTree Inc.**	48,861	2,736,705
Capital Markets — 1.5%
Ladenburg Thalmann Financial Services, Inc.**	156,023	602,249
Marcus & Millichap, Inc.**	31,653	1,186,354

		1,788,603

Insurance — 1.2%
Atlas Financial Holdings, Inc.**	50,500	892,335
Patriot National, Inc.**	45,478	577,571

		1,469,906

Total FINANCIALS		5,995,214

TELECOMMUNICATION SERVICES — 3.7%
Diversified Telecommunication Services — 3.7%
8X8, Inc.**	116,973	982,573
GTT Communications, Inc.**	106,487	2,010,475
inContact, Inc.**	141,355	1,540,770

		4,533,818

Total TELECOMMUNICATION SERVICES		4,533,818

CONSUMER STAPLES — 2.6%
Food Products — 1.3%
Calavo Growers, Inc.	14,467	743,893
John B. Sanfilippo & Son, Inc.	20,498	883,464

		1,627,357

Personal Products — 0.7%
IGI Laboratories, Inc.**	94,651	772,352
Beverages — 0.6%
Craft Brew Alliance, Inc.**	53,649	731,772

Total CONSUMER STAPLES		3,131,481

ENERGY — 1.5%
Oil, Gas & Consumable Fuels — 1.5%
Jones Energy, Inc. — A**	53,535	480,744
Synergy Resources Corp.**	50,659	600,309

Driehaus Micro Cap Growth Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Number of Shares	Value (Note A)
Teekay Tankers, Ltd. — A	137,590	$789,767

		1,870,820

Total ENERGY		1,870,820

MATERIALS — 0.3%
Construction Materials — 0.3%
US Concrete, Inc.**	10,542	357,163

Total MATERIALS		357,163

Total EQUITY SECURITIES (Cost $93,630,424)		121,692,381

TOTAL INVESTMENTS (COST $93,630,424)	99.3%	$121,692,381
Other Assets In Excess Of Liabilities	0.7%	810,759

Net Assets	100.0%	$122,503,140

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis:	$94,552,011

Gross Appreciation	$29,044,558
Gross Depreciation	(1,904,188)

Net Appreciation	$27,140,370

**	Non-income producing security
ADR	— American Depository Receipt
SP ADR	— Sponsored American Depository Receipt

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments

A. Portfolio Valuation:

Securities transactions are accounted for on trade date. Equity securities and exchange traded options are valued at the last sale price as of the close of the primary exchange or other designated time. In addition, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the United States market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be considered level 2 in the hierarchy described below. Substantially all transfers between level 1 and level 2 relate to the use of these procedures.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the Funds’ investments that are measured at fair value by Level within the fair value hierarchy as of March 31, 2015 is as follows:

Fund	Total Value at March 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Driehaus Emerging Markets Growth Fund
Equity Securities*	$1,651,193,420	$1,651,193,420	$—	$—
Equity Certificates*	9,109,350	—	9,109,350	—

Total Investments	$1,660,302,770	$1,651,193,420	$9,109,350	$—

Driehaus Emerging Markets Small Cap Growth Fund
Equity Securities*	$514,264,984	$514,264,984	$—	$—
Equity Certificates*	40,049,010	—	40,049,010	—
Purchased Put Options by Risk Category:
Equity Contracts	2,672,500	2,672,500	—	—

Total Investments	$556,986,494	$516,937,484	$40,049,010	$—

Driehaus International Small Cap Growth Fund
Investments in Securities*	$299,069,705	$299,069,705	$—	$—

Driehaus Micro Cap Growth Fund
Investments in Securities*	$121,692,381	$121,692,381	$—	$—

*	See Schedule of Investments for industry and/or country breakout.

Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from closing prices for the same securities, which means that a Fund may value those securities higher or lower than another fund that does not employ fair value. In addition, the fair value price may differ materially from the value a Fund may ultimately realize.

Driehaus Mutual Funds

Notes to Schedules of Investments

For the period ended March 31, 2015, securities with end of period values of $669,878,580, $238,403,186 and $172,230,378 held by Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund and Driehaus International Small Cap Growth Fund, respectively, were transferred from level 2 to level 1.

For additional information regarding the Funds’ policy for valuation of investments or other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report.

B. Options Contracts:

The Funds are subject to equity and other risk exposures in the normal course of pursuing their investment objective. The Funds may use options contracts to hedge their portfolio or a portion thereof or speculatively for the purpose of profiting from a decline in the market value of a security.

The Funds may write covered call and put options on futures, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

For the period January 1, 2015 through March 31, 2015, the average volume of purchased options for Driehaus Emerging Markets Small Cap Growth Fund was $3,524,561.

The premiums received and the number of option contracts written during the period ended March 31, 2015, were as follows:

Driehaus Emerging Markets Small Cap Growth Fund	Number of Contracts	Premiums Received
Options outstanding at December 31, 2014	—	$—
Options written	107,500	3,753,693
Options closed	(107,500)	(3,753,693)
Options expired	—	—

Options outstanding at March 31, 2015	—	$—

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of March 31, 2015, the Funds had outstanding options as listed on the Schedule of Investments.

C. Derivative Investment Holdings Categorized by Risk Exposure:

Each Fund is subject to the Financial Accounting Standards Board’s “Disclosures about Derivative Instruments and Hedging Activities” (the “Derivatives Statement”). The Derivatives Statement amends and expands disclosures about derivative instruments and hedging activities. The Derivatives Statement is intended to improve financial reporting about derivative instruments requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

Driehaus Mutual Funds

Notes to Schedules of Investments

The following table sets forth the fair value of the Driehaus Emerging Markets Growth Fund’s derivative contracts by primary risk exposure as of March 31, 2015:

Risk exposure category	Asset derivatives	Fair value
Equity contracts	Investments, at market value	$9,109,350

The following table sets forth the fair value of the Driehaus Emerging Markets Small Cap Growth Fund’s derivative contracts by primary risk exposure as of March 31, 2015:

Risk exposure category	Asset derivatives	Fair value
Equity contracts	Investments, at market value	$42,721,510

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
ASSET-BACKED SECURITIES — 6.81%
ARLP Securitization Trust Series 2014-1 3.47%, 9/25/44 [1]	$29,190,704	$29,252,618
Citigroup Commercial Mortgage Trust 2014-388G 2.52%, 6/15/33 [1,2]	20,000,000	19,921,420
Citigroup Mortgage Loan Trust, Inc. 0.24%, 1/25/37 [2]	325,796	196,506
Cobalt CMBS Commercial Mortgage Trust 2006-C1 5.20%, 8/15/48	16,918,895	17,834,648
Countrywide Asset-Backed Certificates 0.65%, 4/25/34 [2]	122,988	113,869
Fannie Mae REMICS 0.82%, 9/25/23 [2]	4,259,859	4,288,132
Fannie Mae REMICS 0.49%, 6/25/36 [2]	7,850,103	7,861,587
Freddie Mac REMICS 2.00%, 2/15/27	51,936,885	52,117,365
Freddie Mac REMICS 2.00%, 4/15/28	60,974,845	61,066,124
Freddie Mac REMICS 0.37%, 1/15/35 [2]	4,797,039	4,789,949
JP Morgan Resecuritization Trust Series 2009-10 2.36%, 8/26/36 [1,2]	11,504,168	11,632,106
Merrill Lynch Mortgage Investors, Inc. 1.11%, 8/25/35 [2]	124,929	120,378
Oak Hill Advisors Residential Loan Trust 2014-NPL1 2.88%, 5/25/54 [1]	22,643,032	22,686,303
Wells Fargo Mortgage Loan Trust 0.40%, 8/27/37 [1,2]	18,244,204	17,464,776

Total ASSET-BACKED SECURITIES (Cost $249,500,963)		249,345,781

BANK LOANS — 32.64%
Apparel — 1.39%
Calceus Acquisition, Inc. 5.00%, 2/1/20 [2]	27,394,295	26,252,857
Stuart Weitzman Acquisition Co. LLC 4.50%, 3/4/20 [2]	24,554,400	24,523,707

		50,776,564

Biotechnology — 0.18%
STHI Holding Corp. 4.50%, 8/6/21 [2]	6,467,500	6,454,028
Building Materials — 1.07%
Cemex Espana S.A. (Spain) 4.67%, 2/14/17 [2,4]	32,770,641	32,442,935

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Cemex S.A.B. de C.V. (Mexico) 4.67%, 2/14/17 [2,4]	$6,786,712	$6,718,844

		39,161,779

Commercial Services — 0.49%
Westway Group, Inc. 4.50%, 2/27/20 [2]	17,982,222	17,892,311
Electronics — 1.15%
NuSil Technology LLC 5.25%, 4/28/17 [2]	42,376,080	42,111,230
Entertainment — 0.55%
Peninsula Gaming LLC 4.25%, 11/20/17 [2]	7,344,773	7,341,100
WMG Acquisition Corp. 3.75%, 7/1/20 [2]	12,936,005	12,612,605

		19,953,705

Healthcare - Services — 1.94%
HCA, Inc. 2.98%, 5/1/18 [2]	7,959,596	7,961,586
Kindred Healthcare, Inc. 4.25%, 4/9/21 [2]	25,079,309	25,183,815
National Mentor Holdings, Inc. 4.25%, 1/31/21 [2]	38,156,027	38,012,942

		71,158,343

Holding Companies - Diversified — 0.34%
Osmose Holdings, Inc. 4.75%, 8/15/21 [2]	12,406,250	12,406,250
Internet — 0.74%
ProQuest LLC 5.25%, 9/24/21 [2]	26,932,500	26,999,831
Investment Companies — 0.60%
Larchmont Resources LLC 8.25%, 8/7/19 [2]	24,562,500	22,106,250
Leisure Time — 2.05%
Equinox Holdings, Inc. 5.00%, 2/1/20 [2]	64,887,392	65,049,610
Equinox Holdings, Inc. 9.75%, 7/31/20 [2]	10,000,000	10,100,000

		75,149,610

Lodging — 3.90%
Las Vegas Sands LLC 3.25%, 12/19/20 [2]	57,645,311	57,552,675
MGM Resorts International 3.50%, 12/20/19 [2]	85,311,986	85,027,641

		142,580,316

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Machinery - Diversified — 0.61%
Onex Wizard Acquisition Co. I SARL (Luxembourg) 5.25%, 2/3/22 [2]	$14,000,000	$15,147,850
Onex Wizard Acquisition Co. I SARL (Luxembourg) 5.25%, 3/13/22 [2]	7,000,000	7,054,691

		22,202,541

Media — 3.10%
Gray Television, Inc. 3.75%, 6/13/21 [2]	2,677,594	2,665,322
Springer Science+Business Media GmbH (Germany) 4.75%, 8/14/20 [2]	70,948,167	70,948,167
Tribune Media Co. 4.00%, 12/27/20 [2]	40,000,000	40,000,000

		113,613,489

Real Estate Investment Trusts — 1.11%
Starwood Property Trust, Inc. 3.50%, 4/19/20 [2]	41,270,773	40,806,477
Retail — 5.74%
J.C. Penney Corp., Inc. 6.00%, 5/22/18 [2]	42,871,437	42,697,293
Michaels Stores, Inc. 3.75%, 1/28/20 [2]	982,500	980,351
Michaels Stores, Inc. 4.00%, 1/28/20 [2]	3,980,000	3,978,758
Neiman Marcus Group Ltd. LLC 4.25%, 10/25/20 [2]	84,538,693	84,200,538
Rite Aid Corp. 5.75%, 8/21/20 [2]	17,830,000	17,896,863
Rite Aid Corp. 4.88%, 6/21/21 [2]	48,950,000	48,980,594
Sears Roebuck Acceptance Corp. 5.50%, 6/30/18 [2]	11,471,247	11,281,971

		210,016,368

Semiconductors — 1.16%
NXP BV (Netherlands) 3.25%, 1/11/20 [2]	21,738,873	21,643,766
VAT Holding A.G. (Switzerland) 4.75%, 2/11/21 [2]	20,988,000	20,874,308

		42,518,074

Software — 5.44%
Applied Systems, Inc. 4.25%, 1/23/21 [2]	48,630,468	48,615,295
BMC Software, Inc. (Ireland) 5.00%, 9/10/20 [2]	7,900,000	7,643,250

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
BMC Software, Inc. 5.00%, 9/10/20 [2]	$67,647,222	$66,192,807
Evergreen Skills Lux Sarl (Luxembourg) 5.75%, 4/28/21 [2]	39,800,000	39,310,778
First Data Corp. 3.67%, 3/24/18 [2]	37,413,433	37,366,667

		199,128,797

Telecommunications — 1.08%
Cincinnati Bell, Inc. 4.00%, 9/10/20 [2]	39,474,433	39,365,879

Total BANK LOANS (Cost $1,199,165,583)		1,194,401,842

CORPORATE BONDS — 36.14%
Auto Manufacturers — 0.64%
General Motors Co. 6.25%, 10/2/43	19,000,000	23,276,178
Banks — 3.10%
Chase Capital II 0.75%, 2/1/27 [2]	11,879,000	10,097,150
First Chicago NBD Institutional Capital I 0.80%, 2/1/27 [2]	725,000	616,250
JP Morgan Chase Capital XXIII 1.26%, 5/15/77 [2]	4,000,000	3,140,000
JPMorgan Chase & Co. 7.90%, 4/29/49 [2]	25,313,000	27,243,116
JPMorgan Chase Capital XXI 1.20%, 1/15/87 [2]	15,000,000	12,375,000
Royal Bank of Scotland Group PLC (United Kingdom) 7.65%, 8/29/49 [2,3]	46,708,000	58,852,080
Wachovia Capital Trust III 5.57%, 3/29/49 [2]	1,000,000	987,400

		113,310,996

Biotechnology — 1.01%
STHI Holding Corp. 8.00%, 3/15/18 [1]	35,673,000	37,010,738
Building Materials — 0.91%
Cemex S.A.B. de C.V. (Mexico) 5.00%, 10/15/18 [1,2,3]	20,180,000	21,078,010
Cemex S.A.B. de C.V. (Mexico) 6.50%, 12/10/19 [1,3]	11,345,000	12,054,063

		33,132,073

Chemicals — 0.00%
Momentive Performance Materials, Inc. 11.50%, 12/1/16 [4,5]	4,540,000	—

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
Commercial Services — 0.07%
AA Bond Co., Ltd. (Jersey) 9.50%, 7/31/43	$1,500,000	[6]	$2,464,397
Computers — 1.08%
DynCorp International, Inc. 10.38%, 7/1/17	27,373,000		23,951,375
Seagate HDD Cayman (Cayman Islands) 6.88%, 5/1/20 [3]	15,000,000		15,562,500

			39,513,875

Diversified Financial Services — 4.58%
American Express Co. 6.80%, 9/1/66 [2]	67,984,000		71,396,797
GE Capital Trust I 6.38%, 11/15/67 [2]	27,140,000		29,379,050
Rio Oil Finance Trust Series 2014-1 (Brazil) 6.25%, 7/6/24 [1]	73,000,000		66,639,656

			167,415,503

Entertainment — 1.08%
Gala Group Finance PLC (United Kingdom) 8.88%, 9/1/18	8,100,000	[6]	12,601,562
Graton Economic Development Authority 9.63%, 9/1/19 [1]	17,955,000		19,660,725
Six Flags Entertainment Corp. 5.25%, 1/15/21 [1]	7,050,000		7,243,875

			39,506,162

Food — 0.49%
Marfrig Overseas Ltd. (Cayman Islands) 9.50%, 5/4/20 [3]	19,050,000		18,002,250
Healthcare - Products — 0.93%
ConvaTec Healthcare E S.A. (Luxembourg) 10.50%, 12/15/18 [1,3]	32,166,000		33,967,296
Healthcare - Services — 1.11%
Healthsouth Corp. 7.75%, 9/15/22	14,073,000		14,864,606
Kindred Escrow Corp. II 8.00%, 1/15/20 [1]	5,000,000		5,365,625
Kindred Healthcare, Inc. 6.38%, 4/15/22	20,277,000		20,454,424

			40,684,655

Insurance — 0.85%
Chubb Corp. 6.38%, 3/29/67 [2]	29,500,000		31,270,000

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
Internet — 0.05%
Mood Media Corp. (Canada) 9.25%, 10/15/20 [1,3]	$2,000,000		$1,720,000
Iron/Steel — 0.57%
Ferrexpo Finance PLC (United Kingdom) 7.88%, 4/7/16 [3]	26,200,000		20,960,000
Lodging — 0.20%
Station Casinos LLC 7.50%, 3/1/21	7,000,000		7,455,000
Media — 0.02%
Clear Channel Worldwide Holdings, Inc. 6.50%, 11/15/22	810,000		840,375
Metal Fabricate/Hardware — 1.23%
Edgen Murray Corp. 8.75%, 11/1/20 [1]	41,540,000		45,174,750
Miscellaneous Manufacturing — 1.47%
Amsted Industries, Inc. 5.00%, 3/15/22 [1]	44,000,000		44,275,000
Textron Financial Corp. 6.00%, 2/15/67 [1,2]	10,824,000		9,687,480

			53,962,480

Oil & Gas — 4.53%
California Resources Corp. 5.00%, 1/15/20 [1]	45,850,000		41,379,625
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21 [1]	66,936,500		64,928,405
Continental Resources, Inc. 4.90%, 6/1/44	14,000,000		12,346,726
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.63%, 11/1/18 [1,3]	15,100,000		12,344,250
United Refining Co. 10.50%, 2/28/18	23,834,000		25,025,700
Venoco, Inc. 8.88%, 2/15/19	18,780,000		9,765,600

			165,790,306

Packaging & Containers — 1.23%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 4.25%, 1/15/22	5,500,000	[6]	6,035,215
Berry Plastics Corp. 9.75%, 1/15/21	35,281,000		38,853,201

			44,888,416

Pipelines — 0.93%
Enbridge Energy Partners LP 8.05%, 10/1/77 [2]	31,500,000		33,862,500

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Retail — 4.68%
Claire’s Stores, Inc. 9.00%, 3/15/19 [1]	$17,400,000	$15,790,500
Claire’s Stores, Inc. 6.13%, 3/15/20 [1]	18,972,000	15,936,480
Michaels Stores, Inc. 5.88%, 12/15/20 [1]	25,000,000	25,687,500
Neiman Marcus Group, Inc. 8.00%, 10/15/21 [1]	22,250,000	23,585,000
Rite Aid Corp. 9.25%, 3/15/20	21,800,000	24,034,500
Rite Aid Corp. 8.00%, 8/15/20	8,425,000	8,919,969
Rite Aid Corp. 6.75%, 6/15/21	35,570,000	37,837,587
Rite Aid Corp. 6.13%, 4/1/23 [1]	19,000,000	19,475,000

		171,266,536

Software — 2.96%
First Data Corp. 6.75%, 11/1/20 [1]	14,444,000	15,382,860
First Data Corp. 11.75%, 8/15/21	17,842,000	20,629,812
Nuance Communications, Inc. 5.38%, 8/15/20 [1]	71,687,000	72,403,870

		108,416,542

Telecommunications — 2.42%
Alcatel-Lucent USA, Inc. 4.63%, 7/1/17 [1]	5,000,000	5,112,500
Alcatel-Lucent USA, Inc. 6.50%, 1/15/28	5,000,000	5,050,000
CommScope, Inc. 5.00%, 6/15/21 [1]	2,000,000	1,997,500
CommScope, Inc. 5.50%, 6/15/24 [1]	1,000,000	1,000,000
Intelsat Luxembourg SA (Luxembourg) 7.75%, 6/1/21 [3]	25,186,000	23,234,085
Nortel Networks Ltd. (Canada) 10.13%, 7/15/15 [3,5]	9,500,000	10,533,125
Nortel Networks Ltd. (Canada) 10.75%, 7/15/16 [3,5]	8,000,000	8,990,000

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Wind Acquisition Finance S.A. (Luxembourg) 4.75%, 7/15/20 [3]	$32,622,000	$32,703,555

		88,620,765

Total CORPORATE BONDS (Cost $1,318,132,926)		1,322,511,793

CONVERTIBLE CORPORATE BONDS — 5.00%
Building Materials — 0.84%
Cemex SAB de CV (Mexico) 3.75%, 3/15/18 [3]	26,000,000	30,777,500
Electrical Components & Equipment — 0.00%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/16 [3,5]	27,872,000	76,285
Lodging — 0.97%
MGM Resorts International 4.25%, 10/15/15	31,000,000	35,301,250
Real Estate Investment Trusts — 0.99%
Host Hotels & Resorts LP 2.50%, 10/15/29 [1]	23,000,000	36,368,750
Semiconductors — 1.25%
Microchip Technology, Inc. 1.63%, 2/15/25 [1]	21,200,000	22,008,250
NVIDIA Corp. 1.00%, 12/1/18	20,000,000	23,575,000

		45,583,250

Software — 0.18%
Verint Systems, Inc. 1.50%, 6/1/21	5,557,000	6,466,959
Telecommunications — 0.77%
Nortel Networks Corp. (Canada) 1.75%, 4/15/15 [3,5]	19,125,000	19,420,313
Nortel Networks Corp. (Canada) 2.13%, 4/15/15 [3,5]	9,000,000	8,892,244

		28,312,557

Total CONVERTIBLE CORPORATE BONDS (Cost $195,102,920)		182,886,551

U.S. GOVERNMENT AND AGENCY SECURITIES — 2.03%
Fannie Mae Pool 2.50%, 1/1/23	33,923,704	35,175,455
Freddie Mac Non Gold Pool 2.45%, 6/1/34[2]	603,358	645,214
Freddie Mac REMICS 1.50%, 3/15/28	39,056,064	38,340,830

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $74,264,468)		74,161,499

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCK — 4.67%
Agriculture — 0.27%
Lorillard, Inc.	149,000	$9,737,150
Auto Manufacturers — 0.95%
General Motors Co.	876,769	32,878,837
Motors Liquidation Co. GUC Trust	114,711	1,959,264

		34,838,101

Chemicals — 0.38%
Sigma-Aldrich Corp.	101,000	13,963,250
Internet — 0.25%
Orbitz Worldwide, Inc. *	780,000	9,094,800
Media — 0.99%
Comcast Corp., Class A	314,252	17,745,810
Time Warner Cable, Inc.	124,271	18,625,738

		36,371,548

Oil & Gas Services — 0.29%
Baker Hughes, Inc.	167,000	10,617,860
Pharmaceuticals — 0.36%
Hospira, Inc. *	152,000	13,351,680
Retail — 1.18%
Family Dollar Stores, Inc.	75,000	5,943,000
Staples, Inc.	2,275,000	37,048,375

		42,991,375

Total COMMON STOCK (Cost $155,464,676)		170,965,764

CONVERTIBLE PREFERRED STOCK — 1.07%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow—B 5.25%, 3/6/34 [4,5]	475,000	—
General Motors Corp. Senior Convertible Preferred Escrow—C 6.25%, 12/15/12 [4,5]	11,790,650	—

		—

Banks — 0.52%
Bank of America Corp. 7.25%, 12/31/49	16,322	18,884,554
Pharmaceuticals — 0.55%
Actavis PLC 5.50%, 3/1/18 [3]	20,000	20,240,000

Total CONVERTIBLE PREFERRED STOCK (Cost $36,246,668)		39,124,554

PREFERRED STOCKS — 4.93%
Banks — 1.23%
GMAC Capital Trust I 8.13%, 2/15/40 [2]	1,710,062	44,889,127

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Diversified Financial Services — 0.79%
RBS Capital Funding Trust V 5.90%, 12/31/49	300,000	$7,365,000
RBS Capital Funding Trust VII 6.08%, 12/31/19	865,912	21,448,640

		28,813,640

Holding Companies - Diversified — 1.68%
Pitney Bowes International Holdings, Inc. 6.13%, 10/30/16 [1]	57,905	61,650,730
Telecommunications — 1.23%
Centaur Funding Corp. (Cayman Islands) 9.08%, 4/21/20 [1,3]	36,242	45,189,244

Total PREFERRED STOCKS (Cost $164,567,823)		180,542,741

PURCHASED PUT OPTIONS — 0.85%
S&P 500 Index, Exercise Price: $1,850.00, Expiration Date: June, 2015*	5,775	8,142,750
S&P 500 Index, Exercise Price: $2,000.00, Expiration Date: June, 2015*	5,775	23,100,000

Total PURCHASED PUT OPTIONS (Premiums Paid $27,830,187)		31,242,750

WARRANTS — 0.68%
General Motors Co. - CW 16, Strike Price: $10.00, Expiration Date: 7/10/16*	49,839	1,383,033
General Motors Co. - CW 19, Strike Price: $18.33, Expiration Date: 7/10/19*	1,185,994	23,304,782

Total WARRANTS (Cost $21,642,994)		24,687,815

TOTAL INVESTMENTS (Cost $3,441,919,208)	94.82%	3,469,871,090
Other Assets less Liabilities	5.18%	189,393,540

Net Assets	100.00%	$3,659,264,630

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (6.93)%
CORPORATE BONDS — (1.05)%
Chemicals — (0.18)%
Huntsman International LLC 8.63%, 3/15/21	$(6,000,000)	$(6,480,000)
Lodging — (0.06)%
MGM Resorts International 7.63%, 1/15/17	(2,065,000)	(2,222,456)
Oil & Gas — (0.62)%
Petrobras International Finance Co. S.A. (Netherlands) 5.38%, 1/27/21 [3]	(25,000,000)	(22,928,750)
Packaging & Containers — (0.19)%
SIG Combibloc Holdings SCA (Luxembourg) 7.75%, 2/15/23	(6,000,000)	(6,852,258)

Total CORPORATE BONDS (Proceeds $40,730,974)		(38,483,464)

U.S. GOVERNMENT AND AGENCY SECURITY — (0.48)%
United States Treasury Bond 3.00%, 11/15/44	(16,000,000)	(17,536,256)

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $17,040,687)		(17,536,256)

COMMON STOCK — (4.03)%
Agriculture — (0.08)%
Reynolds American, Inc.	(43,350)	(2,987,249)
Healthcare - Services — (0.15)%
Kindred Healthcare, Inc.	(221,974)	(5,280,761)
Lodging — (0.86)%
MGM Resorts International *	(1,498,974)	(31,523,423)
Oil & Gas Services — (0.22)%
Halliburton Co.	(187,040)	(8,207,315)
Pharmaceuticals — (0.41)%
Actavis PLC * 3	(50,000)	(14,881,000)
Real Estate Investment Trusts — (0.66)%
Host Hotels & Resorts, Inc.	(1,193,449)	(24,083,801)
Retail — (0.74)%
Office Depot, Inc. *	(2,935,000)	(27,002,000)
Semiconductors — (0.81)%
Microchip Technology, Inc.	(326,500)	(15,965,850)
NVIDIA Corp.	(658,383)	(13,776,664)

		(29,742,514)

Software — (0.10)%
Verint Systems, Inc. *	(60,300)	(3,734,379)

Total COMMON STOCK (Proceeds $140,903,755)		(147,442,442)

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
WRITTEN CALL OPTIONS — (0.04)%
Cemex S.A.B. DE C.V., Exercise Price: $10.00, Expiration Date: January, 2016*	(17,525)	$(1,664,875)

Total WRITTEN CALL OPTIONS (Premiums received $2,264,049)		(1,664,875)

WRITTEN PUT OPTIONS — (0.73)%
S&P 500 Index, Exercise Price: $1,925.00, Expiration Date: June, 2015*	(11,550)	(26,599,650)

Total WRITTEN PUT OPTIONS (Premiums received $25,386,438)		(26,599,650)

EXCHANGE-TRADED FUND — (0.60)%
SPDR Barclays High Yield Bond ETF	(557,235)	(21,854,757)

Total EXCHANGE-TRADED FUND (Proceeds $21,731,230)		(21,854,757)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $248,057,133)	(6.93)%	$(253,581,444)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security. Rates disclosed are as of March 31, 2015.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by or under the general supervision of the Trust’s Board of Trustees.
[5]	Security is in default.
[6]	Foreign security, par value shown in local currency.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

SWAP CONTRACTS

Credit Default Swaps

							Premium	Unrealized
			Notional	Pay/ReceiveA	Fixed	Expiration	Paid	Appreciation/	Credit
Counterparty	Reference Instrument	Currency	AmountB	Fixed Rate	Rate	Date	(Received)	(Depreciation)	Event	RatingC
Bank of America	Ally Financial, Inc.
	7.50%, 9/15/20	USD	10,000,000	Pay	5.00%	12/20/2018	$(1,492,458)	$258,985	Bankruptcy/FTP	BB
Morgan Stanley	American Express Co.
	5.50%, 9/12/16	USD	20,000,000	Pay	1.00	12/20/2016	263,406	(564,494)	Bankruptcy/FTP	BBB+
Goldman Sachs	American Express Co.
	5.50%, 9/12/16	USD	5,000,000	Pay	1.00	12/20/2016	61,174	(136,446)	Bankruptcy/FTP	BBB+
Barclays	Ardargh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	12/20/2019	(100,524)	(57,034)	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	5,000,000	Pay	5.00	12/20/2019	(168,445)	(94,151)	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	3/20/2020	(69,423)	(70,002)	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	3/20/2020	(88,734)	(50,692)	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	3/20/2020	(63,270)	(29,681)	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	3/20/2020	(83,185)	(9,766)	Bankruptcy/FTP	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	3/20/2020	(87,370)	(5,580)	Bankruptcy/FTP	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	1,000,000	Pay	5.00	3/20/2020	(47,032)	557	Bankruptcy/FTP	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC 9.25%, 10/15/20	EUR	1,000,000	Pay	5.00	3/20/2020	(58,343)	11,868	Bankruptcy/FTP	CCC+
Barclays	Banco Bilbao Vizcaya Argentaria SA 5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	221,046	(20,359)	Bankruptcy/FTP	BBB+
Barclays	Banco Bilbao Vizcaya Argentaria SA 5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	458,797	(57,421)	Bankruptcy/FTP	BBB+
Bank of America	Banco Bilbao Vizcaya Argentaria SA 5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	397,363	4,013	Bankruptcy/FTP	BBB+
Barclays	Banco Bilbao Vizcaya Argentaria SA 5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	39,492	11,804	Bankruptcy/FTP	BBB+
Barclays	Banco Bilbao Vizcaya Argentaria SA 5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	62,053	40,536	Bankruptcy/FTP	BBB+
Bank of America	Banco Bilbao Vizcaya Argentaria SA 5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	18,257	Bankruptcy/FTP	BBB+
Barclays	Banco Santander SA 5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	218,619	(22,426)	Bankruptcy/FTP	BBB+
Bank of America	Banco Santander SA 5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	386,569	5,816	Bankruptcy/FTP	BBB+
Bank of America	Banco Santander SA 5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	3,181	Bankruptcy/FTP	BBB+
Barclays	Banco Santander SA 5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	33,862	9,895	Bankruptcy/FTP	BBB+
Goldman Sachs	Bank of America Corp. 6.25%, 4/15/12	USD	10,000,000	Pay	1.00	12/20/2016	1,499,776	(1,626,228)	Bankruptcy/FTP	NR
Bank of America	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	432,520	(490,480)	Bankruptcy/FTP	A-
Goldman Sachs	Citigroup, Inc. 6.13%, 5/15/18	USD	5,000,000	Pay	1.00	12/20/2016	379,663	(437,625)	Bankruptcy/FTP	A-
Morgan Stanley	Enbridge Energy, L.P. 4.75%, 6/1/13	USD	10,000,000	Pay	1.00	6/20/2015	56,732	(77,402)	Bankruptcy/FTP	NR
JP Morgan	Federative Republic of Brazil 12.25%, 3/6/30	USD	2,500,000	Pay	1.00	12/20/2019	81,916	99,842	Bankruptcy/FTP	BBB-
Goldman Sachs	First Data Corp. 9.88%, 9/24/15	USD	5,000,000	Pay	5.00	6/20/2016	350,000	(636,093)	Bankruptcy/FTP	B-
JP Morgan	Hess Corp. 7.00%, 2/15/14	USD	8,000,000	Pay	1.00	6/20/2018	154,644	(176,446)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	77,280	(88,181)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	80,701	(91,602)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp. 7.00%, 2/15/14	USD	4,000,000	Pay	1.00	6/20/2018	91,702	(102,604)	Bankruptcy/FTP	NR
Credit Suisse	Hess Corp. 7.00%, 2/15/14	USD	20,000,000	Pay	1.00	9/20/2018	309,975	(282,824)	Bankruptcy/FTP	NR
Goldman Sachs	Host Hotels & Resorts, Inc. 6.75%, 6/1/16	USD	10,000,000	Pay	1.00	12/20/2016	1,067,644	(1,202,720)	Bankruptcy/FTP	BBB
Goldman Sachs	Huntsman Corp. 11.50%, 7/15/12	USD	5,000,000	Pay	5.00	12/20/2016	124,119	(520,539)	Bankruptcy/FTP	NR
Barclays	Intesa Sanpaolo SpA 5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	202,397	(15,787)	Bankruptcy/FTP	BBB+
Bank of America	Intesa Sanpaolo SpA 5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	413,529	(40,309)	Bankruptcy/FTP	BBB+

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Credit Default Swaps (continued)
							Premium	Unrealized
			Notional	Pay/ReceiveA	Fixed	Expiration	Paid	Appreciation/	Credit
Counterparty	Reference Instrument		AmountB	Fixed Rate	Rate	Date	(Received)	(Depreciation)	Event	RatingC
Barclays	Intesa Sanpaolo SpA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00%	3/20/2020	$31,027	$23,172	Bankruptcy/FTP	BBB+
Bank of America	Intesa Sanpaolo SpA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	84,333	24,065	Bankruptcy/FTP	BBB+
Credit Suisse	J.C. Penney Corp., Inc.
	6.38%, 10/15/36	USD	6,667,000	Pay	5.00	12/20/2016	700,035	(779,010)	Bankruptcy/FTP	CCC-
Goldman Sachs	Limited Brands, Inc.
	6.90%, 7/15/17	USD	15,000,000	Pay	1.00	12/20/2015	679,159	(775,953)	Bankruptcy/FTP	BB-
Goldman Sachs	Masco Corp.
	6.13%, 10/3/16	USD	15,000,000	Pay	1.00	12/20/2015	1,047,333	(1,151,652)	Bankruptcy/FTP	BBB
Goldman Sachs	Pitney Bowes, Inc.
	6.25%, 3/15/19	USD	5,000,000	Pay	1.00	9/20/2016	164,656	(228,055)	Bankruptcy/FTP	BBB
Morgan Stanley	Pitney Bowes, Inc.
	6.25%, 3/15/19	USD	5,000,000	Pay	1.00	12/20/2016	244,614	(314,531)	Bankruptcy/FTP	BBB
Bank of America	Pitney Bowes, Inc.
	4.63%, 10/01/12	USD	20,000,000	Pay	1.00	3/20/2016	436,253	(618,941)	Bankruptcy/FTP	BBB
Goldman Sachs	Saks, Inc.
	2.00%, 3/15/24	USD	10,000,000	Pay	5.00	12/20/2016	406,250	(1,261,722)	Bankruptcy/FTP	NR
Goldman Sachs	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	380,000	(86,909)	Bankruptcy/FTP	CCC+
Bank of America	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	372,000	(78,909)	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	8,000,000	Pay	5.00	3/20/2019	1,500,000	(34,544)	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	296,000	(2,909)	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	2,400,000	Pay	5.00	3/20/2019	456,000	(16,363)	Bankruptcy/FTP	CCC+
Goldman Sachs	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	292,000	1,091	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,600,000	Pay	5.00	3/20/2019	284,000	9,091	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	4,000,000	Pay	5.00	6/20/2019	740,000	27,907	Bankruptcy/FTP	CCC+
Goldman Sachs	The Markit CDX NA
	High Yield Series 17 Index	USD	13,800,000	Pay	5.00	12/20/2016	1,435,625	(2,240,006)	Bankruptcy/FTP	NA
Bank of America	The Markit CDX NA
	High Yield Series 17 Index	USD	4,800,000	Pay	5.00	12/20/2016	550,000	(829,785)	Bankruptcy/FTP	NA
Goldman Sachs	The Markit iTraxx Europe
	Crossover IndexSeries 19	EUR	24,500,000	Pay	5.00	6/20/2018	(1,602,328)	(1,533,323)	Bankruptcy/FTP	NA
Goldman Sachs	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,134,040)	408,652	Bankruptcy/FTP	NA
Morgan Stanley	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,137,029)	411,641	Bankruptcy/FTP	NA
Morgan Stanley	The Markit iTraxx Europe
	Crossover IndexSeries 20	EUR	10,000,000	Pay	5.00	12/20/2018	(2,252,200)	526,812	Bankruptcy/FTP	NA
Goldman Sachs	The Markit iTraxx Europe
	Crossover IndexSeries 22	EUR	16,500,000	Pay	5.00	12/20/2019	(1,322,301)	(470,556)	Bankruptcy/FTP	NA
Goldman Sachs	TRW Automotive, Inc.
	7.25%, 3/15/17	USD	3,000,000	Pay	5.00	6/20/2015	(133,100)	95,572	Bankruptcy/FTP	BBB-
Barclays	UniCredit SpA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	469,337	(180,632)	Bankruptcy/FTP	BBB+
Barclays	UniCredit SpA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	914,405	(336,996)	Bankruptcy/FTP	BBB+
Bank of America	UniCredit SpA
	5 Year Subordinated Debt	EUR	10,000,000	Pay	1.00	3/20/2020	859,000	(281,590)	Bankruptcy/FTP	BBB+
Barclays	UniCredit SpA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	(52,853)	49,649	Bankruptcy/FTP	BBB+
Barclays	UniCredit SpA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	(105,835)	99,427	Bankruptcy/FTP	BBB+
Bank of America	UniCredit SpA
	5 Year Senior Debt	EUR	(10,000,000)	Receive	1.00	3/20/2020	(83,273)	76,865	Bankruptcy/FTP	BBB+

Total Credit Default Swaps							7,893,929	(15,910,580)

Total Swap Contracts							$7,893,929	$(15,910,580)

A	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
B	For contracts to sell protection, the notional amout is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR - Euro

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

SWAPTIONS

Interest Rate Swaptions

Counterparty	Floating Rate Index	Currency	Notional Amount	Pay/Receive Fixed rate	Exercise Rate	Expiration Date	Premium Paid (Received)	Market Value
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	40,000,000	Pay	2.18%	5/26/2015	$644,000	$323,697
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	325,000,000	Pay	1.74	5/26/2015	2,868,125	1,128,718
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	425,000,000	Pay	1.97	5/26/2015	5,100,000	2,206,239

Total Interest Rate Swaptions							8,612,125	3,658,654

TOTAL SWAPTIONS							$8,612,125	$3,658,654

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 5 Year Treasury Note	(925)	June 2015	$(667,017)
U.S. 10 Year Treasury Note	(777)	June 2015	(663,490)
U.S. Treasury Long Bond	(61)	June 2015	(110,229)

Total Futures Contracts			$(1,440,736)

See accompanying Notes to Schedule of Investments.

Driehaus Active Income Fund

Schedule of Investments

March 31, 2015 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Purchase Contracts	Settlement Date	Currency Amount Purchased	Value At Settlement Date	Value At March 31, 2015	Unrealized Appreciation (Depreciation)
Euro	June 18, 2015	6,410,700	$6,885,386	$6,900,781	$15,395

Sale Contracts	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At March 31, 2015	Unrealized Appreciation (Depreciation)
Euro	June 18, 2015	(5,500,000)	$(5,856,796)	$(5,920,461)	$(63,665)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$1,028,590	$980,320	$(48,270)

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
BANK LOANS — 18.65%
Engineering & Construction — 1.24%
Deutsche Raststatten Gruppe III GmbH (Germany) 12.50%, 12/10/21	$7,915,228	[6]	$9,064,212
Food — 2.34%
Hostess Brands, Inc. 6.75%, 3/20/20 [2]	16,830,000		17,103,487
Healthcare - Services — 0.31%
Kindred Healthcare, Inc. 4.25%, 4/9/21 [2]	2,250,000		2,259,376
Internet — 1.66%
Mood Media Corp. (Canada) 7.00%, 5/1/19 [2]	12,288,512		12,170,751
Leisure Time — 2.17%
Equinox Holdings, Inc. 9.75%, 7/31/20 [2]	15,748,824		15,906,312
Retail — 1.65%
J.C. Penney Corp., Inc. 6.00%, 5/22/18 [2]	12,116,003		12,066,788
Software — 9.28%
Applied Systems, Inc. 7.50%, 1/23/22 [2]	39,000,000		38,805,000
Evergreen Skills Lux Sarl (Luxembourg) 9.25%, 4/28/22 [2]	31,000,000		29,062,500

			67,867,500

Total BANK LOANS (Cost $141,481,895)			136,438,426

CORPORATE BONDS — 55.79%
Building Materials — 1.71%
Cemex Finance LLC 9.38%, 10/12/22 [1]	11,000,000		12,485,000
Chemicals — 3.10%
Kissner Milling Co., Ltd. (Canada) 7.25%, 6/1/19 [1,3]	22,000,000		22,715,000
Momentive Performance Materials, Inc. 11.50%, 12/1/16 [4,5]	5,530,000		—

			22,715,000

Computers — 1.61%
DynCorp International, Inc. 10.38%, 7/1/17	13,490,000		11,803,750
Diversified Financial Services — 5.70%
Cementos Progreso Trust (Cayman Islands) 7.13%, 11/6/23 [1,3]	10,500,000		11,156,250
Denver Parent Corp. 12.25%, 8/15/18	24,233,874		3,635,081

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts		Value
Rio Oil Finance Trust Series 2014-1 6.25%, 7/6/24 [1]	$29,500,000		$26,929,724

			41,721,055

Entertainment — 2.81%
Peninsula Gaming LLC/ Peninsula Gaming Corp. 8.38%, 2/15/18 [1]	19,500,000		20,523,750
Food — 1.98%
WM Morrison Supermarkets PLC (United Kingdom) 3.50%, 7/27/26	10,000,000	[6]	14,496,484
Healthcare - Services — 4.80%
Aurora Diagnostics Holdings / Aurora Diagnostics Financing, Inc. 10.75%, 1/15/18	22,685,000		20,019,512
Kindred Healthcare, Inc. 6.38%, 4/15/22	14,973,000		15,104,014

			35,123,526

Holding Companies - Diversified — 1.54%
Gala Electric Casinos PLC (United Kingdom) 11.50%, 6/1/19	7,250,000	[6]	11,293,265
Internet — 0.94%
Mood Media Corp. (Canada) 9.25%, 10/15/20 [1,3]	8,000,000		6,880,000
Oil & Gas — 11.68%
California Resources Corp. 6.00%, 11/15/24 [1]	26,000,000		22,815,000
Calumet Specialty Products Partners LP / Calumet Finance Corp. 6.50%, 4/15/21 [1]	30,069,500		29,167,415
Continental Resources, Inc. 4.90%, 6/1/44	2,750,000		2,425,250
Sanchez Energy Corp. 7.75%, 6/15/21	17,100,000		16,587,000
Sanchez Energy Corp. 6.13%, 1/15/23	12,000,000		10,785,000
Venoco, Inc. 8.88%, 2/15/19	6,997,000		3,638,440

			85,418,105

Packaging & Containers — 0.75%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. (Ireland) 4.25%, 1/15/22	5,000,000	[6]	5,486,559
Restaurants — 3.13%
Ruby Tuesday, Inc. 7.63%, 5/15/20	22,550,000		22,888,250
Retail — 10.85%
Claire’s Stores, Inc. 9.00%, 3/15/19 [1]	16,600,000		15,064,500

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Claire’s Stores, Inc. 7.75%, 6/1/20 [1]	$2,000,000	$810,000
Conn’s, Inc. 7.25%, 7/15/22 [1]	9,000,000	8,055,000
Neiman Marcus Group, Inc. 8.00%, 10/15/21 [1]	26,000,000	27,560,000
Rite Aid Corp. 6.75%, 6/15/21	26,250,000	27,923,438

		79,412,938

Software — 2.03%
Nuance Communications, Inc. 5.38%, 8/15/20 [1]	14,688,000	14,834,880
Telecommunications — 3.16%
Cincinnati Bell, Inc. 8.75%, 3/15/18	9,305,000	9,535,299
Intelsat Luxembourg SA (Luxembourg) 7.75%, 6/1/21 [3]	14,701,000	13,561,672

		23,096,971

Total CORPORATE BONDS (Cost $450,408,669)		408,179,533

CONVERTIBLE CORPORATE BONDS — 1.82%
Electrical Components & Equipment — 0.00%
Suntech Power Holdings Co., Ltd. (China) 3.00%, 3/15/16 [3,5]	4,000,000	10,948
Mining — 0.04%
Great Western Minerals Group Ltd. (Canada) 8.00%, 4/6/17 [3]	2,000,000	300,000
Semiconductors — 1.56%
Microchip Technology, Inc. 1.63%, 2/15/25 [1]	5,300,000	5,502,062
NVIDIA Corp. 1.00%, 12/1/18	5,000,000	5,893,750

		11,395,812

Software — 0.22%
Verint Systems, Inc. 1.50%, 6/1/21	1,389,000	1,616,449

Total CONVERTIBLE CORPORATE BONDS (Cost $19,194,551)		13,323,209

COMMON STOCK — 9.51%
Agriculture — 0.83%
Lorillard, Inc.	93,355	6,100,749
Auto Manufacturers — 1.26%
General Motors Co.	246,099	9,228,708

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Internet — 0.40%
Orbitz Worldwide, Inc. *	248,000	$2,891,680
Media — 1.50%
Comcast Corp.	94,527	5,337,940
Time Warner Cable, Inc.	37,729	5,654,822

		10,992,762

Oil & Gas — 1.63%
Chesapeake Energy Corp.	111,527	1,579,222
Chevron Corp.	18,764	1,969,845
ConocoPhillips	29,692	1,848,624
Continental Resources, Inc. *	54,926	2,398,618
Devon Energy Corp.	34,532	2,082,625
EOG Resources, Inc.	22,165	2,032,309

		11,911,243

Oil & Gas Services — 0.59%
Baker Hughes, Inc.	68,000	4,323,440
Pharmaceuticals — 0.52%
Hospira, Inc. *	43,035	3,780,195
Restaurants — 0.58%
Ruby Tuesday, Inc. *	708,259	4,256,637
Retail — 1.50%
Staples, Inc.	675,000	10,992,375
Telecommunications — 0.70%
Cincinnati Bell, Inc. *	1,450,444	5,120,067

Total COMMON STOCK (Cost $68,967,538)		69,597,856

CONVERTIBLE PREFERRED STOCK — 0.69%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow - C 7.25%, 4/15/14 [4,5]	94,958	—
Pharmaceuticals — 0.69%
Actavis PLC (Ireland) 5.50%, 3/1/18 [3]	5,000	5,060,000

Total CONVERTIBLE PREFERRED STOCK (Cost $5,216,085)		5,060,000

PURCHASED PUT OPTIONS — 2.13%
Cablevision Systems Corp., Exercise Price: $17.00, Expiration Date: January, 2016*	3,700	508,750
Crude Oil Futures, Exercise Price: $40.00, Expiration Date: June, 2015*	1,600	1,840,000
S&P 500 Index, Exercise Price: $1,850.00, Expiration Date: June, 2015*	1,925	2,714,250

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
S&P 500 Index, Exercise Price: $2,050.00, Expiration Date: June, 2015*	1,925	$10,500,875

Total PURCHASED PUT OPTIONS (Premiums paid $14,258,282)		15,563,875

WARRANTS — 0.06%
General Motors Co. - CW 16, Strike Price: $10.00, Expiration Date: 7/10/16 *	8,920	247,540
General Motors Co. - CW 19, Strike Price: $18.33, Expiration Date: 7/10/19 *	8,920	175,285

Total WARRANTS (Cost $398,024)		422,825

TOTAL INVESTMENTS (Cost $699,925,044)	88.65%	648,585,724
Other Assets less Liabilities	11.35%	83,035,518

NET ASSETS	100.00%	$731,621,242

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (5.02)%
COMMON STOCK — (3.55)%
Agriculture — (0.25)%
Reynolds American, Inc.	(27,165)	$(1,871,940)
Healthcare - Services — (0.10)%
Kindred Healthcare, Inc.	(31,223)	(742,795)
Oil & Gas Services — (0.45)%
Halliburton Co.	(76,160)	(3,341,901)
Pharmaceuticals — (0.51)%
Actavis PLC (Ireland) * 3	(12,500)	(3,720,250)
Retail — (1.09)%
Office Depot, Inc. *	(865,000)	(7,958,000)
Semiconductors — (1.02)%
Microchip Technology, Inc.	(81,600)	(3,990,240)
NVIDIA Corp.	(164,595)	(3,444,150)

		(7,434,390)

Software — (0.13)%
Verint Systems, Inc. *	(15,100)	(935,143)

Total COMMON STOCK (Proceeds $26,001,364)		(26,004,419)

WRITTEN PUT OPTIONS — (1.47)%
S&P 500 Index, Exercise Price: $1,950.00, Expiration Date: June, 2015*	(3,850)	(10,722,250)

Total WRITTEN PUT OPTIONS (Premiums received $9,998,296)		(10,722,250)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $35,999,660)	(5.02)%	$(36,726,669)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Variable rate security. Rates disclosed as of March 31, 2015.
[3]	Foreign security denominated in U.S. dollars and traded on a U.S. exchange.
[4]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by or under the direction of the Trust’s Board of Trustees.
[5]	Security is in default.
[6]	Foreign security, par value shown in local currency.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2015 (Unaudited)

SWAP CONTRACTS

Credit Default Swaps

							Premium	Unrealized
			Notional	Pay/ReceiveA	Fixed	Expiration	Paid	Appreciation/	Credit
Counterparty	Reference Instrument	Currency	AmountB	Fixed Rate	Rate	Date	(Received)	(Depreciation)	Event	RatingC
Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	2,000,000	Pay	5.00%	9/20/2019	$(118,810)	$1,258	Bankruptcy/FTP	CCC+
Bank of America	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	9/20/2019	(116,527)	(1,025)	Bankruptcy/FTP	CCC+
Bank of America	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	9/20/2019	(178,328)	2,000	Bankruptcy/FTP	CCC+
Morgan Stanley	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	9/20/2019	(165,973)	(10,355)	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	2,000,000	Pay	5.00	9/20/2019	(88,220)	(29,332)	Bankruptcy/FTP	CCC+
Barclays	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	9/20/2019	(132,330)	(43,998)	Bankruptcy/FTP	CCC+
Bank of America	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	3,000,000	Pay	5.00	12/20/2019	(54,847)	(102,712)	Bankruptcy/FTP	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	1,000,000	Pay	5.00	3/20/2020	(47,032)	557	Bankruptcy/FTP	CCC+
Goldman Sachs	Ardagh Packaging Finance PLC
	9.25%, 10/15/20	EUR	1,000,000	Pay	5.00	3/20/2020	(58,343)	11,868	Bankruptcy/FTP	CCC+
Goldman Sachs	Banco Bilbao Vizcaya Argentaria SA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	207,316	(6,629)	Bankruptcy/FTP	BBB+
Goldman Sachs	Banco Bilbao Vizcaya Argentaria SA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	42,280	9,015	Bankruptcy/FTP	BBB+
Goldman Sachs	Banco Santander SA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	207,317	(11,124)	Bankruptcy/FTP	BBB+
Goldman Sachs	Banco Santander SA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	42,280	1,477	Bankruptcy/FTP	BBB+
Goldman Sachs	Federative Republic of Brazil
	12.25%, 3/6/30	USD	7,500,000	Pay	1.00	12/20/2019	252,803	292,470	Bankruptcy/FTP	BBB-
JP Morgan	Hess Corp.
	7.00%, 2/15/14	USD	2,000,000	Pay	1.00	6/20/2018	38,660	(44,111)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	19,320	(22,045)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	20,175	(22,901)	Bankruptcy/FTP	NR
Morgan Stanley	Hess Corp.
	7.00%, 2/15/14	USD	1,000,000	Pay	1.00	6/20/2018	22,925	(25,651)	Bankruptcy/FTP	NR
Credit Suisse	Hess Corp.
	7.00%, 2/15/14	USD	5,000,000	Pay	1.00	9/20/2018	77,494	(70,706)	Bankruptcy/FTP	NR
Goldman Sachs	Intesa Sanpaolo SpA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	185,671	939	Bankruptcy/FTP	BBB+
Goldman Sachs	Intesa Sanpaolo SpA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	39,445	14,754	Bankruptcy/FTP	BBB+
Credit Suisse	J.C. Penney Corp., Inc.
	6.38%, 10/15/36	USD	3,333,000	Pay	5.00	12/20/2016	349,965	(389,446)	Bankruptcy/FTP	CCC-
Goldman Sachs	Masco Corp.
	6.13%, 10/3/16	USD	500,000	Pay	1.00	12/20/2015	39,569	(43,046)	Bankruptcy/FTP	BBB-
Morgan Stanley	Masco Corp.
	6.13%, 10/3/16	USD	1,000,000	Pay	1.00	6/20/2016	66,735	(77,660)	Bankruptcy/FTP	BBB-
Goldman Sachs	Petroleo Brasileiro S/A Petrobras
	8.38%, 12/10/18	USD	15,000,000	Pay	1.00	12/20/2019	1,698,746	(554,467)	Bankruptcy/FTP	BBB-
Barclays	Safeway Ltd.
	6.13%, 12/17/18	EUR	10,000,000	Pay	1.00	9/20/2019	284,033	(334,279)	Bankruptcy/FTP	NR
Goldman Sachs	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	95,000	(21,727)	Bankruptcy/FTP	CCC+
Bank of America	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	93,000	(19,727)	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	2,000,000	Pay	5.00	3/20/2019	375,000	(8,636)	Bankruptcy/FTP	CCC+

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2015 (Unaudited)

Credit Default Swaps (continued)

							Premium	Unrealized
			Notional	Pay/ReceiveA	Fixed	Expiration	Paid	Appreciation/	Credit
Counterparty	Reference Instrument	Currency	AmountB	Fixed Rate	Rate	Date	(Received)	(Depreciation)	Event	RatingC
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	400,000	Pay	5.00%	3/20/2019	$74,000	$(727)	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	600,000	Pay	5.00	3/20/2019	114,000	(4,091)	Bankruptcy/FTP	CCC+
Goldman Sachs	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	73,000	273	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	400,000	Pay	5.00	3/20/2019	71,000	2,273	Bankruptcy/FTP	CCC+
Barclays	Sears Roebuck Acceptance Corp.
	7.00%, 6/1/32	USD	1,000,000	Pay	5.00	6/20/2019	185,000	6,977	Bankruptcy/FTP	CCC+
Goldman Sachs	UniCredit SpA
	5 Year Subordinated Debt	EUR	5,000,000	Pay	1.00	3/20/2020	438,298	(149,593)	Bankruptcy/FTP	BBB+
Goldman Sachs	UniCredit SpA
	5 Year Senior Debt	EUR	(5,000,000)	Receive	1.00	3/20/2020	(38,981)	35,777	Bankruptcy/FTP	BBB+

Total Credit Default Swaps							4,113,641	(1,614,350)

Total Swap Contracts							$4,113,641	$(1,614,350)

A	If the Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument and thus the Fund is a buyer of protection. If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument and thus is a seller of protection.
B	For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse has been entered into in association with the contracts.
C	Based on Moody’s or Standard & Poor’s credit rating for the underlying reference instrument entity (unaudited).

FTP=Failure to Pay

NR=Not Rated

NA=Not Applicable

EUR - Euro

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2015 (Unaudited)

SWAPTIONS

Interest Rate Swaptions

			Notional	Pay/Receive	Exercise	Expiration	Premium Paid	Market
Counterparty	Floating Rate Index	Currency	Amount	Fixed Rate	Rate	Date	(Received)	Value
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	20,000,000	Pay	2.18%	5/26/2015	$322,000	$161,848
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	125,000,000	Pay	1.74	5/26/2015	1,103,125	434,123
Morgan Stanley	3-Month USD-LIBOR-BBA	USD	100,000,000	Pay	1.97	5/26/2015	1,200,000	519,115

Total Interest Rate Swaptions							2,625,125	1,115,086

TOTAL SWAPTIONS							$2,625,125	$1,115,086

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2015 (Unaudited)

FUTURES CONTRACTS

	Number of		Unrealized
	Contracts	Expiration	Appreciation/
Futures Contracts	Long/(Short)	Date	(Depreciation)
U.S. 5 Year Treasury Note	(391)	June 2015	$(281,950)
U.S. 10 Year Treasury Note	(174)	June 2015	(148,581)
U.S. Treasury Long Bond	(26)	June 2015	(46,983)

Total Futures Contracts			$(477,514)

See accompanying Notes to Schedule of Investments.

Driehaus Select Credit Fund

Schedule of Investments

March 31, 2015 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

		Currency	Value At		Unrealized
	Settlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Date	Sold	Date	March 31, 2015	(Depreciation)
British Pound	June 18, 2015	(19,000,000)	$(28,352,465)	$(28,169,589)	$182,876
Euro	June 18, 2015	(34,581,250)	(36,824,605)	(37,224,896)	(400,291)

Total Sale Contracts			(65,177,070)	(65,394,485)	(217,415)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$(65,177,070)	$(65,394,485)	$(217,415)

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2015 (Unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CORPORATE BONDS — 10.90%
Diversified Financial Services — 0.81%
Denver Parent Corp. 12.25%, 8/15/18	$11,726,981	$1,759,047
Entertainment — 1.50%
Peninsula Gaming LLC/Peninsula Gaming Corp. 8.38%, 2/15/18 [1]	3,085,000	3,246,963
Media — 2.36%
Comcast Corp. 6.40%, 3/1/40	3,750,000	5,110,717
Telecommunications — 6.23%
Intelsat Luxembourg SA (Luxembourg) 7.75%, 6/1/21	3,940,000	3,634,650
Nortel Networks Ltd. (Canada) 10.13%, 7/15/15 [2]	3,000,000	3,326,250
Verizon Communications, Inc. 6.55%, 9/15/43	5,000,000	6,510,795

		13,471,695

Total CORPORATE BONDS (Cost $33,667,329)		23,588,422

CONVERTIBLE CORPORATE BONDS — 3.59%
Biotechnology — 3.36%
Medicines Co. 2.50%, 1/15/22 [1]	6,750,000	7,268,906
Telecommunications — 0.23%
InterDigital, Inc. 1.50%, 3/1/20 [1]	500,000	496,563

Total CONVERTIBLE CORPORATE BONDS (Cost $7,468,902)		7,765,469

COMMON STOCK — 70.64%
Auto Manufacturers — 0.02%
General Motors Co.	297	11,137
Motors Liquidation Co. GUC Trust	1,757	30,010

		41,147

Beverages — 4.09%
Molson Coors Brewing Co.—B	119,000	8,859,550
Biotechnology — 1.51%
Loxo Oncology, Inc. *	243,267	3,028,674
Tekmira Pharmaceuticals Corp. (Canada) *	14,237	248,578

		3,277,252

Food — 8.47%
Kraft Foods Group, Inc.	100,000	8,711,500
Sysco Corp.	255,000	9,621,150

		18,332,650

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Healthcare - Products — 13.47%
Baxter International, Inc.	141,000	$9,658,500
Smith & Nephew PLC ADR (United Kingdom)	199,000	6,799,830
STERIS Corp.	131,000	9,205,370
Synergy Health PLC (United Kingdom)	101,000	3,483,534

		29,147,234

Household Products/Wares — 1.59%
CSS Industries, Inc.	113,897	3,433,994
Media — 9.29%
Comcast Corp., Class A	149,000	8,414,030
DISH Network Corp., Class A *	90,000	6,305,400
Time Warner Cable, Inc.	36,000	5,395,680

		20,115,110

Pharmaceuticals — 9.29%
Aquinox Pharmaceuticals, Inc. (Canada) *	79,493	682,050
Endo International PLC (Ireland) *	95,999	8,611,110
GlaxoSmithKline PLC ADR (United Kingdom)	191,000	8,814,650
Heron Therapeutics, Inc. *	26,743	389,111
Sucampo Pharmaceuticals, Inc. - Class A *	102,941	1,601,762

		20,098,683

Restaurants — 1.94%
Ruby Tuesday, Inc. *	698,460	4,197,745
Retail — 7.46%
Dollar General Corp. *	129,000	9,724,020
Staples, Inc.	395,000	6,432,575

		16,156,595

Semiconductors — 2.72%
QUALCOMM, Inc.	85,000	5,893,900
Software — 3.95%
Microsoft Corp.	210,000	8,537,550
Telecommunications — 6.84%
Nokia OYJ ADR (Finland)	903,000	6,844,740
T-Mobile US, Inc.*	251,240	7,961,796

		14,806,536

Total COMMON STOCK (Cost $150,914,332)		152,897,946

CONVERTIBLE PREFERRED STOCKS — 0.46%
Auto Manufacturers — 0.00%
General Motors Corp. Senior Convertible Preferred Escrow - B 5.25%, 3/6/34 [2,3]	25,000	—

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
General Motors Corp. Senior Convertible Preferred Escrow - C 7.25%, 4/15/41[2,3]	162,750	$—

		—

Real Estate Investment Trusts — 0.46%
American Tower Corp. 5.50%, 2/15/18 *	10,000	992,300

Total CONVERTIBLE PREFERRED STOCKS (Cost $1,001,877)		992,300

PURCHASED CALL OPTIONS — 0.58%
Avago Technologies Ltd., Exercise Price: $130.00, Expiration Date: October, 2015*	475	579,500
Baxter International, Inc., Exercise Price: $80.00, Expiration Date: January, 2016*	1,000	40,500
Baxter International, Inc., Exercise Price: $80.00, Expiration Date: May, 2015*	2,000	4,000
Halliburton Co., Exercise Price: $50.00, Expiration Date: January, 2016*	500	107,000
Halliburton Co., Exercise Price: $60.00, Expiration Date: January, 2017*	2,500	517,500

Total PURCHASED CALL OPTIONS (Premiums paid $1,639,073)		1,248,500

PURCHASED PUT OPTIONS — 0.20%
Cablevision Systems Corp., Exercise Price: $17.00, Expiration Date: January, 2016*	1,300	178,750
Charter Communication, Inc., Exercise Price: $170.00, Expiration Date: June, 2015*	500	147,500
Charter Communication, Inc., Exercise Price: $180.00, Expiration Date: June, 2015*	250	116,750

Total PURCHASED PUT OPTIONS (Premiums paid $379,132)		443,000

WARRANTS — 0.01%
General Motors Co. - CW 16, Strike Price $10.00, Expiration Date: 7/10/16 *	761	21,118
General Motors Co. - CW 19, Strike Price: $18.33, Expiration Date: 7/10/19 *	761	14,953

Total WARRANTS (Cost $23,932)		36,071

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
TOTAL INVESTMENTS (Cost $195,094,577)	86.38%	$186,971,708
Other Assets less Liabilities	13.62%	29,481,933

Net Assets	100.00%	$216,453,641

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2015 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SECURITIES SOLD SHORT — (14.47)%
CORPORATE BONDS — (0.96)%
Media — (0.96)%
Time Warner Cable, Inc. 4.50%, 9/15/42	$(2,000,000)	$(2,067,856)

Total CORPORATE BONDS (Proceeds $1,998,300)		(2,067,856)

U.S. GOVERNMENT AND AGENCY SECURITY — (2.17)%
United States Treasury Bond 3.13%, 8/15/44	(4,200,000)	(4,706,953)

Total U.S. GOVERNMENT AND AGENCY SECURITIES (Proceeds $4,927,023)		(4,706,953)

COMMON STOCK — (6.92)%
Biotechnology — (1.39)%
Medicines Co. *	(107,200)	(3,003,744)
Oil & Gas Services — (3.27)%
Dresser-Rand Group, Inc. *	(88,000)	(7,070,800)
Real Estate Investment Trusts — (0.30)%
American Tower Corp.	(7,000)	(659,050)
Retail — (1.96)%
Office Depot, Inc. *	(461,000)	(4,241,200)

Total COMMON STOCK (Proceeds $15,388,931)		(14,974,794)

WRITTEN PUT OPTIONS — (0.10)%
Dresser-Rand Group Inc., Exercise Price: $70.00, Expiration Date: June, 2015*	(880)	(206,800)

Total WRITTEN PUT OPTIONS (Premiums received $238,894)		(206,800)

EXCHANGE-TRADED FUND — (4.32)%
Consumer Staples Select Sector SPDR Fund	(101,000)	(4,922,740)
Market Vectors Semiconductor ETF	(80,000)	(4,424,000)

		(9,346,740)

Total EXCHANGE-TRADED FUND (Proceeds $9,281,766)		(9,346,740)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $31,834,914)	(14.46)%	$(31,303,143)

*	Non-income producing security.
[1]	144A restricted security.
[2]	Security is in default.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2015 (unaudited)

[3]	Security valued at fair value as determined in good faith by Driehaus Capital Management LLC, investment adviser to the Fund, in accordance with procedures established by or under the direction of the Trust’s Board of Trustees.

Percentages are stated as a percent of net assets.

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2015 (unaudited)

SWAP CONTRACTS

TOTAL RETURN SWAPS

Counterparty	Reference Index	Currency	Notional Amount	Pay/Receive Total Return on Reference Index	Financing Rate[1]	Maturity Date	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs	GSCBDRMH Index	USD	(40,000)	Receive	1-Month USD-LIBOR minus 0.40%	9/17/2015	$—	$(33,200)

TOTAL TOTAL RETURN SWAPS							$—	$(33,200)

[1] Financing rate is based upon predetermined notional amounts.

USD - United States Dollar

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2015 (unaudited)

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index	(175)	June 2015	$10,235

Total Futures Contracts			$10,235

See accompanying Notes to Schedule of Investments.

Driehaus Event Driven Fund

Schedule of Investments

March 31, 2015 (unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS

Sale Contracts	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At March, 31 2015	Unrealized Appreciation (Depreciation)
Euro	June 18, 2015	(6,150,100)	$(6,549,069)	$(6,620,259)	$(71,190)
British Pound	June 18, 2015	(12,800,000)	(19,100,608)	(18,977,408)	123,200

Total Sale Contracts			(25,649,677)	(25,597,667)	52,010

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS			$(25,649,677)	$(25,597,667)	$52,010

See accompanying Notes to Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited)

A. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940, as amended, organized as a Delaware statutory trust, with seven separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The Driehaus Active Income Fund (the “Active Income Fund”) commenced operations on June 1, 2009 following the receipt of the assets and liabilities of the Lotsoff Capital Management Active Income Fund (the “Acquired Fund”) pursuant to a plan of reorganization approved by the shareholders of the Acquired Fund. The reorganization was accomplished by a tax-free exchange of Acquired Fund shares for an equal number of shares of the Active Income Fund as of June 1, 2009. The Active Income Fund seeks to provide current income and capital appreciation. The Active Income Fund was closed to new investors as of March 1, 2011. The Driehaus Select Credit Fund (the “Select Credit Fund”) commenced operations on September 30, 2010. The Select Credit Fund seeks to provide positive returns under a variety of market conditions. The Select Credit Fund was closed to new investors as of January 31, 2014. The Driehaus Event Driven Fund (the “Event Driven Fund” and together with the Active Income Fund and Select Credit Fund, the “Funds”) commenced operations on August 26, 2013, following the receipt of the assets and liabilities of the Driehaus Credit Opportunities Fund, L.P. The Event Driven Fund seeks to provide positive returns over full market cycles.

Significant Accounting Policies

The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

Securities Valuation

Investments in securities traded on a national securities exchange, including exchange-traded futures and options, are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. Securities traded on the Nasdaq markets are valued at the Nasdaq Official Closing Price (“NOCP”) and are generally classified as level 1. Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the mean of the closing bid and ask prices from the exchange the security is primarily traded on and are generally classified as level 1. Long-term fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of market value, values will be

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

obtained from a third party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.

Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Level 1 — quoted prices for active markets for identical securities

Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Funds to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. During the period ended March 31, 2015, there were no significant transfers between levels for the Active Income Fund, Select Credit Fund or Event Driven Fund. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Active Income Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$—	$249,345,781	$—	$249,345,781
Bank Loans	—	1,194,401,842	—	1,194,401,842
Common Stocks
Agriculture	9,737,150	—	—	9,737,150
Auto Manufacturers	34,838,101	—	—	34,838,101
Chemicals	13,963,250	—	—	13,963,250
Internet	9,094,800	—	—	9,094,800
Media	36,371,548	—	—	36,371,548
Oil and Gas Services	10,617,860	—	—	10,617,860
Pharmaceuticals	13,351,680	—	—	13,351,680
Retail	42,991,375	—	—	42,991,375
Convertible Corporate Bonds	—	182,886,551	—	182,886,551
Convertible Preferred Stocks

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

Auto Manufacturers	—	—	—	—
Banks	18,884,554	—	—	18,884,554
Pharmaceuticals	20,240,000	—	—	20,240,000
Corporate Bonds	—	1,322,511,793	—	1,322,511,793
Preferred Stocks
Banks	44,889,127	—	—	44,889,127
Diversified Financial Services	28,813,640	—	—	28,813,640
Holding Companies-Diversified	—	61,650,730	—	61,650,730
Telecommunications	—	45,189,244	—	45,189,244
Purchased Put Options	31,242,750	—	—	31,242,750
U.S. Government and Agency
Securities	—	74,161,499	—	74,161,499
Warrants	24,687,815	—	—	24,687,815

Total	$339,723,650	$3,130,147,440	$—	$3,469,871,090

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks
Agriculture	$(2,987,249)	$—	$—	$(2,987,249)
Healthcare-Services	(5,280,761)	—	—	(5,280,761)
Lodging	(31,523,423)	—	—	(31,523,423)
Oil & Gas Services	(8,207,315)	—	—	(8,207,315)
Pharmaceuticals	(14,881,000)	—	—	(14,881,000)
Real Estate Investment Trusts	(24,083,801)	—	—	(24,083,801)
Retail	(27,002,000)	—	—	(27,002,000)
Semiconductors	(29,742,514)	—	—	(29,742,514)
Software	(3,734,379)	—	—	(3,734,379)
Corporate Bonds	—	(38,483,464)	—	(38,483,464)
Exchange-Traded Fund	(21,854,757)	—	—	(21,854,757)
U.S. Government and Agency
Securities	—	(17,536,256)	—	(17,536,256)
Written Call Options	(1,664,875)	—	—	(1,664,875)
Written Put Options	(26,599,650)	—	—	(26,599,650)

Total	$(197,561,724)	$(56,019,720)	$—	$(253,581,444)

Other Financial Instruments*
Credit Default Swaps—Assets	$—	$22,194,369	$—	$22,194,369
Credit Default Swaps—Liabilities	—	(30,211,020)	—	(30,211,020)
Forward Foreign Currency Contracts—Assets	—	15,395	—	15,395

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

Forward Foreign Currency Contracts—Liabilities	—	(63,665)	—	(63,665)
Futures Contracts	(1,440,736)	—	—	(1,440,736)
Interest Rate Swaptions	—	3,658,654	—	3,658,654

Total Other Financial Instruments	$(1,440,736)	$(4,406,267)	$—	$(5,847,003)

*	Other financial instruments are swap, forward foreign currency and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Active Income Fund:

Investments, at Value
Balance as of December 31, 2014	$—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of March 31, 2015	$—

As of March 31, 2015, the Active Income Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. As a part of the ongoing restructuring of General Motors, any value previously ascribed to these holdings has been transferred to the General Motors Co. Motors Liquidation Co. GUC Trust common stock, which is freely and actively traded, and therefore the senior convertible preferred stock was fair valued at $0.

As of March 31, 2015, the Active Income Fund held Level 3 investments in Momentive Performance Materials, Inc. corporate bonds, valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. Momentive filed for Chapter 11 bankruptcy and emerged in 2014. As a part of the ongoing restructuring of the company, the bankruptcy court assigned a zero recovery to these holdings, therefore the corporate bond was fair valued at $0.

The following is a summary of the inputs used to value the Select Credit Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$—	$136,438,426	$—	$136,438,426
Common Stocks
Agriculture	6,100,749	—	—	6,100,749
Auto Manufacturers	9,228,708	—	—	9,228,708
Internet	2,891,680	—	—	2,891,680
Media	10,992,762	—	—	10,992,762
Oil & Gas	11,911,243	—	—	11,911,243

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

Oil & Gas Services	4,323,440	—	—	4,323,440
Pharmaceuticals	3,780,195	—	—	3,780,195
Restaurants	4,256,637	—	—	4,256,637
Retail	10,992,375	—	—	10,992,375
Telecommunications	5,120,067	—	—	5,120,067
Convertible Corporate Bonds	—	13,323,209	—	13,323,209
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Pharmaceuticals	5,060,000	—	—	5,060,000
Corporate Bonds	—	408,179,533	—	408,179,533
Purchased Put Options	15,563,875	—	—	15,563,875
Warrants	422,825	—	—	422,825

Total	$90,644,556	$557,941,168	$—	$648,585,724

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks
Agriculture	$(1,871,940)	$—	$—	$(1,871,940)
Healthcare—Services	(742,795)	—	—	(742,795)
Oil & Gas Services	(3,341,901)	—	—	(3,341,901)
Pharmaceuticals	(3,720,250)	—	—	(3,720,250)
Retail	(7,958,000)	—	—	(7,958,000)
Semiconductors	(7,434,390)	—	—	(7,434,390)
Software	(935,143)	—	—	(935,143)
Written Put Options	(10,722,250)	—	—	(10,722,250)

Total	$(36,726,669)	$—	$—	$(36,726,669)

Other Financial Instruments*
Credit Default Swaps—Assets	$—	$5,492,670	$—	$5,492,670
Credit Default Swaps—Liabilities	—	(2,993,379)	—	(2,993,379)
Forward Foreign Currency Contracts—Liabilities	—	(217,415)	—	(217,415)
Futures Contracts	(477,514)	—	—	(477,514)
Interest Rate Swaptions	—	1,115,086	—	1,115,086

Total Other Financial Instruments	$(477,514)	$3,396,962	$—	$2,919,448

*	Other financial instruments are swap, forward foreign currency and futures contracts and interest rate swaptions, which are detailed in the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Select Credit Fund:

Investments, at Value
Balance as of December 31, 2014	$—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of March 31, 2015	$—

As of March 31, 2015, the Select Credit Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock and Momentive Performance Materials, Inc. corporate bonds, which were valued in the same manner as described above for the Active Income Fund.

The following is a summary of the inputs used to value the Event Driven Fund’s investments as of March 31, 2015:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Auto Manufacturers	$41,147	$—	$—	$41,147
Beverages	8,859,550	—	—	8,859,550
Biotechnology	3,277,252	—	—	3,277,252
Food	18,332,650	—	—	18,332,650
Healthcare – Products	29,147,234	—	—	29,147,234
Household Products/Wares	3,433,994	—	—	3,433,994
Media	20,115,110	—	—	20,115,110
Pharmaceuticals	20,098,683	—	—	20,098,683
Restaurants	4,197,745	—	—	4,197,745
Retail	16,156,595	—	—	16,156,595
Semiconductors	5,893,900	—	—	5,893,900
Software	8,537,550	—	—	8,537,550
Telecommunications	14,806,536	—	—	14,806,536
Convertible Corporate Bonds	—	7,765,469	—	7,765,469
Convertible Preferred Stocks
Auto Manufacturers	—	—	—	—
Real Estate Investment Trusts	992,300	—	—	992,300
Corporate Bonds	—	23,588,422	—	23,588,422
Purchased Call Options	624,500	624,000	—	1,248,500
Purchased Put Options	147,500	295,500	—	443,000
Warrants	36,071	—	—	36,071

Total	$154,698,317	$32,273,391	$—	$186,971,708

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks
Biotechnology	$(3,003,744)	$—	$—	$(3,003,744)
Oil & Gas Services	(7,070,800)	—	—	(7,070,800)
Real Estate Investment Trusts	(659,050)	—	—	(659,050)
Retail	(4,241,200)	—	—	(4,241,200)
Corporate Bonds	—	(2,067,856)	—	(2,067,856)
Exchange-Traded Fund	(9,346,740)	—	—	(9,346,740)
U.S. Government and Agency Securities	—	(4,706,953)	—	(4,706,953)
Written Put Options	—	(206,800)	—	(206,800)

Total	$(24,321,534)	$(6,981,609)	$—	$(31,303,143)

Other Financial Instruments*
Total Return Swaps—Liabilities	$—	$(33,200)	$—	$(33,200)
Forward Foreign Currency Contracts—Liabilities	—	52,010	—	52,010
Futures Contracts	10,235	—	—	10,235

Total Other Financial Instruments	$10,235	$18,810	$—	$29,045

*	Other financial instruments are swap, forward foreign currency and futures contracts, which are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Event Driven Fund:

Investments, at Value
Balance as of December 31, 2014	$—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	—
Purchase	—
Sales	—
Transfers in and/or out of Level 3	—

Balance as of March 31, 2015	$—

As of March 31, 2015, the Event Driven Fund held Level 3 investments in General Motors Corp. senior convertible preferred stock, which were valued in the same manner as described above for the Active Income Fund.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

B. INVESTMENTS IN DERIVATIVES

Swap Contracts

The Funds are subject to credit risk, volatility risk and interest rate risk exposure in the normal course of pursuing their investment objectives. The Funds may engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. In addition to the swap contracts described above, the Funds may also engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy).

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. Each Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value. The maximum exposure to loss of the notional value as a seller of credit default swaps outstanding at March 31, 2015 for the Active Income Fund, Select Credit Fund and Event Driven Fund was 80,000,000 Euro, 20,000,000 Euro and $0, respectively.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of March 31, 2015, the Funds had outstanding swap contracts as listed on the Schedule of Investments.

Futures Contracts

The Funds may enter into futures contracts to produce incremental earnings, hedge existing positions or protect against market changes in the value of equities or interest rates. Upon entering into a futures contract with a broker, a Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contract against default. As of March 31, 2015, the Funds had outstanding futures contracts as listed in the Schedule of Investments.

Options Contracts

The Funds may use options contracts to hedge downside risk on their fixed income holdings, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedule of Investments. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such in the Schedule of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

The premium amount and the number of option contracts written by the Active Income Fund during the period January 1, 2015 through March 31, 2015, were as follows:

	Number of	Premium
Active Income Fund	Contracts	Amount
Options outstanding at December 31, 2014	—	$—
Options written	40,625	51,750,375
Options closed	(11,550)	(24,099,888)
Options expired	—	—

Options outstanding at March 31, 2015	29,075	$27,650,487

The premium amount and the number of option contracts written by the Select Credit Fund during the period January 1, 2015 through March 31, 2015, were as follows:

	Number of	Premium
Select Credit Fund	Contracts	Amount
Options outstanding at December 31, 2014	10,320	$829,949
Options written	7,700	18,031,592
Options closed	(3,850)	(8,033,296)
Options expired	(10,320)	(829,949)

Options outstanding at March 31, 2015	3,850	$9,998,296

The premium amount and the number of option contracts written by the Event Driven Fund during the period from January 1, 2015 through March 31, 2015, were as follows:

	Number of	Premium
Event Driven Fund	Contracts	Amount
Options outstanding at December 31, 2014	—	$—
Options written	1,580	297,959
Options closed	(700)	(59,065)
Options expired	—	—

Options outstanding at March 31, 2015	880	$238,894

The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid. As of March 31, 2015 the Funds had outstanding options as listed on the Schedule of Investments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

Swaptions

An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of March 31, 2015, the Active Income Fund and Select Credit Fund had outstanding swaptions as listed on the Schedule of Investments. The Event Driven Fund had no outstanding swaptions.

Forward Foreign Currency Contracts

The Funds may use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.

The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized gain or loss. In addition, the Funds could be exposed to a credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or if the value of the foreign currency changes unfavorably. As of March 31, 2015, the Active Income Fund, Select Credit Fund and Event Driven Fund had outstanding forward foreign currency contracts as listed in the Schedule of Investments.

Other

The Trust records security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Pursuant to the terms of certain of the senior unsecured loan agreements, the Funds may have unfunded loan commitments, which are callable on demand. Each Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At March 31, 2015, the Active Income Fund had unfunded senior bridge loan commitments of $25,000,000. The Select Credit Fund and Event Driven Fund had no unfunded senior loan commitments.

With respect to the senior loans held in each Fund’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons interpositioned between the Fund and the borrower. At March 31, 2015, the Funds had no such outstanding senior loan participation commitments.

Driehaus Mutual Funds

Notes to Schedules of Investments (unaudited) — (Continued)

C. FEDERAL INCOME TAXES

At March 31, 2015, gross unrealized appreciation and depreciation on investments, based on cost for Federal income tax purposes, were as follows:

	Active Income Fund	Select Credit Fund	Event Driven Fund
Cost of investments	$3,461,529,983	$701,263,108	$195,333,067

Gross unrealized appreciation	$102,005,346	$11,885,711	$5,578,352
Gross unrealized depreciation	(93,664,239)	(64,563,095)	(13,939,711)

Net unrealized appreciation/(depreciation) on investments	$8,341,107	$(52,677,384)	$(8,361,359)

The difference between cost amounts for financial statement and Federal income tax purposes is due primarily to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert H. Gordon
Robert H. Gordon, President
(principal executive officer)

Date	May 22, 2015

By (Signature and Title)*	/s/ Michelle L. Cahoon
Michelle L. Cahoon, Vice President and Treasurer
(principal financial officer)

Date	May 22, 2015

*	Print the name and title of each signing officer under his or her signature.